April 28, 2025
Updating Summary Prospectus for Investors in Group and Individual Flexible Premium Variable Life Insurance Policies (Multi Manager C)
Issued by Paragon Separate Account B of
Metropolitan Life Insurance Company
This Updating Summary Prospectus summarizes key features of group flexible premium variable life insurance policies (the “Group Contracts”) and the Certificates issued under the Group Contract (the “Policies”) of Metropolitan Life Insurance Company (“Metropolitan Life,” “MetLife,” “we,” “our,” “us” or the “Company”).
The Prospectus for the Policies contains more information about the Policies, including features, benefits, and risks. You can find the current Prospectus and other information about the Policies online at dfinview.com/metlife/tahd/MET000234. You can also obtain this information at no cost by calling (800) 756-0124 or by sending an email request to GVUL-eservice@metlifecommercial.com.
Additional information about certain investment products, including variable life insurance contracts, has been prepared by the Securities and Exchange Commission’s staff and is available at Investor.gov .
Interests in the Separate Account, the Portfolios and the General Account are not deposits or obligations of, or insured or guaranteed by, the U.S. Government, any bank or other depository institution including the Federal Deposit Insurance Corporation (“FDIC”), the Federal Reserve Board or any other agency or entity or person. MetLife’s obligations under the Policy are subject to its financial strength and claims-paying ability.
The Securities and Exchange Commission (“SEC”) has not approved or disapproved the Policy or determined that this Prospectus is adequate or complete. Any representation to the contrary is a criminal offense.

2

UPDATED INFORMATION ABOUT YOUR POLICY
The information in this Updating Summary Prospectus is a summary of certain Policy features that have changed since you last received the Prospectus dated April 29, 2024. This may not reflect all of the changes that have occurred since you entered into your Policy:
●
For changes in the names of certain Portfolios and any other Portfolio changes please refer to Appendix A.
●
For updated Portfolio expense information please refer to “Important Information You Should Consider About the Policy” and Appendix A.
●
For updated Portfolio performance information please refer to Appendix A.
IMPORTANT INFORMATION YOU SHOULD CONSIDER ABOUT THE POLICY
	FEES AND EXPENSES			LOCATION IN PROSPECTUS
Charges for Early Withdrawals	None			—
Transaction Charges
You may be subject to transaction charges that may apply if you surrender your Policy or make a partial withdrawal. You also may be charged for other transactions, such as when you make a premium payment, transfer Cash Value between investment options, or
exercise your Accelerated Death Benefit Settlement Option Rider.
“Charges and Deductions — Transaction Charges”
Ongoing Fees and Expenses (annual charges)
In addition to charges described above, an investment in the Policy is subject to certain ongoing fees and expenses, including a mortality and expense risk charge, a monthly deduction covering the cost of insurance under the Policy, monthly administrative charge and optional benefits added by rider, and such fees and expenses are set based on characteristics of the Insured (e.g., the age and rate class of the covered person) as well as the Group characteristics. Please refer to the specifications page of your Policy for applicable rates.

You will also bear expenses associated with the Portfolios available under your Policy, as shown in the following table:
“Charges and Deductions –Monthly Deduction” “Charges and Deductions – Mortality and Expense Risk Charge” “Charges and Deductions – Portfolio Charges and Expenses”
	ANNUAL FEE	MIN	MAX
	Investment options ( Portfolio fees and expenses)	0.09%	1.22%
	RISKS			LOCATION IN PROSPECTUS
Risk of Loss	You can lose money by investing in this Policy, including loss of principal.			“Principal Risks”
Not a Short-Term Investment
The Policies are designed to provide insurance protection. They should not be used as a short-term investment or if you need ready access to cash, because you will be charged when you make
premium payments and you will also pay a transaction fee on partial withdrawals. In addition, withdrawals may be subject to ordinary income tax and tax penalties.
“Principal Risks”
3

	RISKS	LOCATION IN PROSPECTUS
Risks Associated with Investment Options
An investment in this Policy is subject to the risk of poor investment performance and can vary depending on the performance of the
Portfolios available under the Policy. Each investment option
(including any General Account investment option) has its own unique risks. You should review the investment options before making an investment decision.
“Principal Risks”
Insurance Company Risks
Investments in the Policy are subject to the risks related to
Metropolitan Life, including any obligations (including under any
General Account investment option), guarantees, and benefits of the
Policy , including any death benefit, which are subject to the claims paying ability of Metropolitan Life. If Metropolitan Life experiences financial distress, it may not be able to meet its obligations to you.
More information about Metropolitan Life, including its financial strength ratings, is available upon request by calling (800) 756-0124 or visiting: https://www.metlife.com/about-us/corporate-profile/
ratings.
“Principal Risks”
Contract Lapse
Your Policy may lapse if you have paid an insufficient amount of premiums or if the investment experience of the Portfolios is poor and the Cash Surrender Value under your Policy is insufficient to cover the monthly deduction. Lapse of a Policy on which there is an outstanding loan may have adverse tax consequences. If the Policy lapses, no death benefit will be paid. A Policy may be reinstated if the conditions for reinstatement are met including the payment of required premiums.
“Principal Risks”
	RESTRICTIONS	LOCATION IN PROSPECTUS
Investments
At the present time, no charge is assessed against the Cash Value of a Policy when amounts are transferred among the Divisions of the
Separate Account and between the Divisions and the General
Account (if available), but we reserve the right to impose a charge of
$25 to cover administrative costs incurred in processing any transfer in excess of 12 in a Policy Year. Policy Owners may transfer Cash
Value between and among the Divisions and the General Account (if available). We have limits on the amount that may be allocated and transferred to the General Account (the “maximum allocation
percentage”). The initial General Account maximum allocation percentage is shown on the Policy’s specifications page, and we may change this percentage from time to time.
The total amount of transfers and withdrawals from the General
Account in a Policy Year may not exceed the greater of: (i) the
Policy’s Cash Surrender Value in the General Account at the
beginning of the Policy Year, multiplied by the withdrawal
percentage limit shown on the Policy’s specifications page; or (ii)
the previous Policy Year’s General Account maximum withdrawal amount. We are not currently enforcing this restriction for partial withdrawals. Restrictions may apply to frequent transfers. The
General Account may not be available under your Policy. You should check with your Employer as to whether the General Account is available under your Policy.
Metropolitan Life reserves the right to remove or substitute Portfolio companies as investment options that are available under the Policy.
“Policy Benefits – Transfers”
4

	RESTRICTIONS	LOCATION IN PROSPECTUS
Optional Benefits
Benefit availability is subject to your Employer making the rider available. Depending upon your Employer’s requirements, certain
Policy benefits may only be able to be added to in force Policies during the Employer’s annual enrollment. With respect to the dependent life benefits (child coverage or spouse coverage), depending upon your Employer’s elected benefit, you may also need to be on active status. You should check with your Employer
regarding the availability of benefits and whether you need to be on active status to elect the dependent life benefit coverage (child coverage or spouse coverage).
“Features of the Policy – Additional Benefits and Riders”
	TAXES	LOCATION IN PROSPECTUS
Tax Implications
Consult with a tax professional to determine the tax implications of an investment in and payments received under this Policy.
Withdrawals may be subject to ordinary income tax, and may be subject to tax penalties.
Lapse of a Policy on which there is an outstanding loan may have adverse tax consequences.
“Federal Tax Matters”
	CONFLICTS OF INTEREST	LOCATION IN PROSPECTUS
Investment Professional Compensation
Your investment professional may receive compensation relating to your ownership of a Policy, both in the form of commissions and continuing payments. These investment professionals may have a financial incentive to offer or recommend the Policy over another investment.
“Distribution of the Policies”
Exchanges
Some investment professionals may have a financial incentive to offer you a new policy in place of your current Policy. You should only exchange your Policy if you determine, after comparing the features, fees, and risks of both policies, that it is better for you to purchase the new policy rather than continue to own your existing
Policy .
“Distribution of the Policies”
5

GLOSSARY
Administrative Office – The service office of the Company. The mailing address is: MetLife GVUL; Suite 600; 11330 Olive Boulevard; St. Louis, MO 63141. Unless another location is specified, all applications, notices and requests should be directed to the Administrative Office at the address above or, if permitted, by facsimile (also referred to as “fax”), email or through the Internet. You may also contact us for information at (800) 756-0124.
Attained Age – The Issue Age of the Insured plus the number of completed Policy Years.
Associated Companies – The companies listed in a Group Contract’s specifications pages that are under common control through stock ownership, contract or otherwise, with the Contractholder.
Beneficiary – The person(s) named in a Policy or by later designation to receive Policy proceeds in the event of the Insured’s death. A Beneficiary may be changed as set forth in the Policy and this Prospectus. Unless otherwise stated in the Policy, the Beneficiary has no rights in a Policy before the death of the Insured. If there is more than one Beneficiary at the death of the Insured, each will receive equal payments unless otherwise provided by the Owner.
Cash Value – The total amount that a Policy provides for investment at any time. It is equal to the total of the amounts credited to the Owner in the Separate Account, the General Account (if available), and in the Loan Account.
Cash Surrender Value – The Cash Value of a Policy on the date of surrender, less any Indebtedness, any accrued and unpaid monthly deduction and any applicable transaction charge.
Certificate – A document issued to Owners of Policies issued under Group Contracts, setting forth or summarizing the Owner’s rights and benefits.
Contractholder – The Employer, association, sponsoring organization or trust that is issued a Group Contract.
Division – A subaccount of the Separate Account. Each Division invests exclusively in an available underlying Portfolio.
Effective Date – The actual date coverage shall take effect which will be on or after the Issue Date.
Employee – A person who is employed and paid for services by an Employer on a regular basis. To qualify as an Employee, a person ordinarily must work for an Employer at least 30 hours per week. MetLife may waive or modify this requirement at its discretion. An Employee may also include an independent contractor acting in many respects as an Employee with a sponsoring Employer. An Employee may include a partner in a partnership if the Employer is a partnership.
Employer – The employer, association, or sponsoring organization that is issued a Group Policy.
Face Amount – The minimum death benefit under the Policy so long as the Policy remains in force.
Fund – An underlying mutual fund in which the Separate Account assets are invested.
General Account – The Policy option where your money earns annual interest at a rate that will not be lower than the guaranteed minimum rate in effect on the issue date of your Group Contract, which in no event will be lower than 4% (3% if the General Account is first made available under the Policy on or after May 1, 2011). We may credit higher rates of interest, but are not obligated to do so. This may not be available on all Policies as an option. You
6

should check with your Employer as to whether the General Account is available under your Policy. The General Account is part of the Company’s general account.
Group Contract – A group flexible premium variable life insurance contract issued to the Contractholder by the Company.
Indebtedness – The sum of all unpaid Policy Loans and accrued interest charged on loans.
Individual Insurance – Insurance provided under a Group Contract or under an Individual Policy issued in connection with an Employer-sponsored insurance program on an Employee or an Employee’s spouse.
Insured – The person whose life is insured under a Policy. The term may include both an Employee and an Employee’s Spouse.
Investment Start Date – The date the initial premium is applied to the General Account and/or to the Divisions of the Separate Account. This date is the later of the Issue Date or the date the initial premium is received at our Administrative Office.
Issue Age – The Insured’s Age as of the date the Policy is issued.
Issue Date – The Issue Date is the date from which Policy Anniversaries, Policy Years, and Policy Months are measured.
Loan Account – The account of the Company to which amounts securing Policy Loans are allocated. It is a part of the Company’s general account assets.
Loan Value – The maximum amount that may be borrowed under a Policy after the first Policy Anniversary.
Maturity Date – The Policy Anniversary on which the Insured reaches Attained Age 95.
Monthly Anniversary – The same date in each succeeding month as the Issue Date except that whenever the Monthly Anniversary falls on a date other than a Valuation Date, the Monthly Anniversary will be deemed the next Valuation Date. If any Monthly Anniversary would be the 29th, 30th, or 31st day of a month that does not have that number of days, then the Monthly Anniversary will be the last day of that month.
Net Premium – The premium less any premium expense charge, any charge to compensate us for anticipated higher corporate income taxes resulting from the sale of a Policy and, for Policies with Group A or Group B charge structure, any charge for premium taxes.
Owner (or you) – The Owner of a Policy, as designated in the application or as subsequently changed.
Policy – Either the Certificate or the Individual Policy offered by the Company and described in this Prospectus. Under Group Contracts, the Policy may be issued on the Employee or on the Employee’s spouse.
Policy Anniversary – The same date each year as the Issue Date.
Policy Month – A month beginning on the Monthly Anniversary.
Policy Year – A period beginning on a Policy Anniversary and ending on the day immediately preceding the next Policy Anniversary.
Portfolio — A portfolio represents a class (or series) of stock of a Fund in which the Division's assets are invested.
7

SEC (or the Commission) – The Securities and Exchange Commission.
Separate Account – Paragon Separate Account B, a separate investment account established by the Company to receive and invest the Net Premiums paid under the Policy.
Spouse – An Employee’s legal spouse. The term does not include a spouse who is legally separated from the Employee .
Valuation Date – Each day that the New York Stock Exchange is open for regular trading.
Valuation Period – The period between two successive Valuation Dates, commencing at the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern Time) on a Valuation Date and ending at the close of regular trading on the New York Stock Exchange on the next succeeding Valuation Date.
8

APPENDIX A: PORTFOLIOS AVAILABLE UNDER THE POLICY
The following is a list of the Portfolios currently available under the Policy. More information about the Portfolios is available in the prospectuses for the Portfolios , which may be amended from time to time and can be found online at dfinview.com/metlife/tahd/MET000234. You can also request this information at no cost by calling (800) 756-0124 or by sending an email request to GVUL-eservice@metlifecommercial.com.
The current expenses and performance information below reflects fees and expenses of the Portfolios, but does not reflect the other fees and expenses that the Policy may charge. Expenses would be higher and performance would be lower if these other charges were included. Each Portfolio’s past performance is not necessarily an indication of future performance.
FUND TYPE	PORTFOLIO AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2024)
			1 YEAR	5 YEAR	10 YEAR
US Equity	All-Cap Opportunities Portfolio* - T. Rowe Price Associates, Inc. (T. Rowe Price or Price Associates)	0.80%	25.16%	17.18%	16.13%
US Equity	Contrafund® Portfolio - Initial Class Fidelity Management & Research Company LLC	0.56%	33.79%	17.04%	13.62%
International Equity	DWS CROCI® International VIP* - Class A DWS Investment Management Americas Inc.	0.82%	2.45%	3.47%	3.68%
US Fixed Income	DWS Government Money Market VIP - Class A DWS Investment Management Americas Inc.	0.40%	4.92%	2.22%	1.47%
US Equity	Equity-Income Portfolio - Initial Class Fidelity Management & Research Company LLC	0.47%	15.35%	10.08%	9.21%
Target Date	Freedom 2010 Portfolio - Initial Class Fidelity Management & Research Company LLC	0.40%	5.38%	3.51%	4.64%
Target Date	Freedom 2020 Portfolio - Initial Class Fidelity Management & Research Company LLC	0.46%	7.71%	5.15%	6.02%
Target Date	Freedom 2030 Portfolio - Initial Class Fidelity Management & Research Company LLC	0.51%	9.41%	6.50%	7.30%
Target Date	Freedom 2040 Portfolio - Initial Class Fidelity Management & Research Company LLC	0.59%	13.10%	9.10%	8.95%
Target Date	Freedom 2050 Portfolio - Initial Class Fidelity Management & Research Company LLC	0.61%	13.83%	9.34%	9.06%
Target Date	Freedom 2060 Portfolio - Initial Class Fidelity Management & Research Company LLC	0.61%	13.89%	9.35%	—
US Equity	Growth Portfolio - Initial Class Fidelity Management & Research Company LLC	0.56%	30.39%	18.93%	16.63%
US Equity	Index 500 Portfolio - Initial Class Fidelity Management & Research Company LLC Subadviser: Geode Capital Management, LLC	0.09%	24.90%	14.40%	12.99%
US Fixed Income	Limited-Term Bond Portfolio* - T. Rowe Price Associates, Inc. (T. Rowe Price or Price Associates) Subadviser: T. Rowe Price Hong Kong Limited, T. Rowe Price International Ltd	0.50%	4.96%	1.97%	1.81%
A-1

FUND TYPE	PORTFOLIO AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2024)
			1 YEAR	5 YEAR	10 YEAR
US Equity	MetLife Russell 2000® Index Portfolio - Class A Brighthouse Investment Advisers, LLC Subadviser: MetLife Investment Management, LLC	0.31%	11.29%	7.27%	7.78%
Global Equity	MFS® Global Equity Series* - Initial Class Massachusetts Financial Services Company	0.92%	5.58%	5.66%	7.38%
US Equity	MFS® Growth Series* - Initial Class Massachusetts Financial Services Company	0.72%	31.47%	14.74%	15.11%
US Equity	Mid Cap Portfolio - Initial Class Fidelity Management & Research Company LLC	0.57%	17.49%	11.34%	9.21%
Allocation	Moderate Allocation Portfolio* - T. Rowe Price Associates, Inc. (T. Rowe Price or Price Associates) Subadviser: T. Rowe Price Hong Kong Limited & T. Rowe Price Investment Management, Inc., T. Rowe Price International Ltd	0.86%	10.06%	5.51%	6.39%
US Fixed Income	Putnam VT High Yield Fund - Class IA Franklin Advisers, Inc. Subadviser: Putnam Investment Management, LLC Franklin Templeton Investment Management Limited	0.73%	8.19%	3.63%	4.50%
US Fixed Income	Putnam VT Income Fund - Class IA Franklin Advisers, Inc. Subadviser: Putnam Investment Management, LLC Franklin Templeton Investment Management Limited	0.60%	2.56%	-1.16%	1.30%
US Equity	Putnam VT Large Cap Growth Fund - Class IA Putnam Investment Management, LLC Subadviser: Franklin Advisers, Inc. Franklin Templeton Investment Management Limited The Putnam Advisory Company, LLC	0.64%	33.71%	18.21%	16.51%
US Equity	Putnam VT Large Cap Value Fund - Class IA Putnam Investment Management, LLC Subadviser: Franklin Advisers, Inc. Franklin Templeton Investment Management Limited	0.55%	19.46%	12.73%	11.16%
US Equity	Putnam VT Sustainable Leaders Fund - Class IA Putnam Investment Management, LLC Subadviser: Franklin Advisers, Inc. Franklin Templeton Investment Management Limited	0.63%	23.33%	14.00%	13.78%
International Equity	SSGA Emerging Markets Enhanced Index Portfolio*## - Class A Brighthouse Investment Advisers, LLC Subadviser: SSGA Funds Management, Inc.	0.66%	11.41%	3.02%	—
*
The Portfolio is subject to an expense reimbursement or fee waiver arrangement. The annual expenses shown reflect
A-2

temporary fee reductions.
##
Prior to the opening of business on April 28, 2025, the SSGA Emerging Markets Enhanced Index Portfolio II (formerly Brighthouse/abrdn Emerging Markets Equity Portfolio) of the Brighthouse Funds Trust I merged with and into the SSGA Emerging Markets Enhanced Index Portfolio of Brighthouse Funds Trust I. Values prior to April 28, 2025 reflect the performance of the SSGA Emerging Markets Enhanced Index Portfolio II.
The fee and expense information regarding the Portfolios was provided by those Portfolios.
A-3

Managing your variable life policy just got easier. We’re excited to share our enhanced website with you. Login or register today at online.metlife.com and enjoy a more convenient way to manage your policy and sign-up for eDelivery!
To learn more about the Policy, you should read the Prospectus and SAI dated the same date as this Updating Summary Prospectus, which are incorporated herein by reference and are legally a part of this Updating Summary Prospectus. They include additional information about the Policies and the Separate Account. You can find these documents online at https://dfinview.com/metlife/tahd/MET000234. The SAI is available, without charge, upon request. For a free copy of the Prospectus and SAI, to receive free personalized illustrations of death benefits and Cash Values, and to request other information about the Policy, please call (800) 756-0124, send an email request to GVUL-eservice@metlifecommercial.com or write to us at our Administrative Office. The mailing address for our Administrative Office is: MetLife GVUL; Suite 600; 11330 Olive Boulevard; St. Louis, MO 63141.
EDGAR ID: C000018811

April 28, 2025
Updating Summary Prospectus For Investors In Group And Individual Flexible Premium Variable Life Insurance Policies (MFS)
Issued by Paragon Separate Account B of
Metropolitan Life Insurance Company
This Updating Summary Prospectus summarizes key features of group flexible premium variable life insurance policies (the “Group Contracts”) and the Certificates issued under the Group Contract (the “Policies”) of Metropolitan Life Insurance Company (“Metropolitan Life,” “MetLife,” “we,” “our,” “us” or the “Company”).
The Prospectus for the Policy contains more information about the Policy , including features, benefits, and risks. You can find the current Prospectus and other information about the Policy online at https://dfinview.com/metlife/tahd/MET000230. You can also obtain this information at no cost by calling (800) 756-0124 or by sending an email request to GVUL-eservice@metlifecommercial.com.
Additional information about certain investment products, including variable life insurance contracts, has been prepared by the Securities and Exchange Commission’s staff and is available at Investor.gov.
Interests in the Separate Account, the Portfolios and the General Account are not deposits or obligations of, or insured or guaranteed by, the U.S. Government, any bank or other depository institution including the Federal Deposit Insurance Corporation (“FDIC”), the Federal Reserve Board or any other agency or entity or person. MetLife’s obligations under the Policy are subject to its financial strength and claims-paying ability.
The Securities and Exchange Commission ( “SEC”) has not approved or disapproved the Policy or determined that this Prospectus is adequate or complete. Any representation to the contrary is a criminal offense.

2

UPDATED INFORMATION ABOUT YOUR POLICY
The information in this Updating Summary Prospectus is a summary of certain Policy features that have changed since you last received the Prospectus dated April 29, 2024. This may not reflect all of the changes that have occurred since you entered into your Policy:
●
For changes in the names of certain Portfolios and any other Portfolio changes please refer to Appendix A.
●
For updated Portfolio expense information please refer to “Important Information You Should Consider About the Policy” and Appendix A.
●
For updated Portfolio performance information please refer to Appendix A.
IMPORTANT INFORMATION YOU SHOULD CONSIDER ABOUT THE POLICY
FEES AND EXPENSES				LOCATION IN PROSPECTUS
Charges for Early Withdrawals	None			—
Transaction Charges
You may be subject to transaction charges that may apply if you surrender your Policy or make a partial withdrawal. You also may be charged for other transactions, such as when you make a premium payment, transfer Cash Value between investment options, or
exercise your Accelerated Death Benefit Settlement Option Rider.
“Charges and Deductions – Transaction Charges”
Ongoing Fees and Expenses (annual charges)
In addition to charges described above, an investment in the Policy is subject to certain ongoing fees and expenses, including a mortality and expense risk charge, and a monthly deduction covering the cost of insurance under the Policy, monthly administrative charge and optional benefits added by rider, and such fees and expenses are set based on characteristics of the Insured (e.g., the age and rate class of the covered person) as well as the Group characteristics. Please refer to the specifications page of your Policy for applicable rates.
You will also bear expenses associated with the Portfolios available under your Policy, as shown in the following table:
“Charges and Deductions – Monthly Deduction” “Charges and Deductions – Mortality and Expense Risk Charge” “Charges and Deductions – Portfolio Charges and Expenses”
	ANNUAL FEE	MIN.	MAX.
	Investment options ( Portfolio fees and expenses)	0.47%	1.22%
	RISKS			LOCATION IN PROSPECTUS
Risk of Loss	You can lose money by investing in the Policy, including loss of principal.			“Principal Risks”
Not a Short-Term Investment
The Policies are designed to provide insurance protection. They should not be used as a short-term investment or if you need ready access to cash, because you will be charged when you make
premium payments and you will also pay a transaction fee on partial withdrawals. In addition, withdrawals may be subject to ordinary income tax and tax penalties.
“Principal Risks”
3

	RISKS	LOCATION IN PROSPECTUS
Risks Associated with Investment Options
An investment in this Policy is subject to the risk of poor investment performance and can vary depending on the performance of the
Portfolios available under the Policy. Each investment option
(including any General Account investment option) has its own unique risks. You should review the investment options before making an investment decision.
“Principal Risks”
Insurance Company Risks
Investments in the Policy are subject to the risks related to
Metropolitan Life including any obligations (including under any
General Account investment option), guarantees, and benefits of the
Policy , including any death benefit, which are subject to the claims paying ability of Metropolitan Life. If Metropolitan Life experiences financial distress, it may not be able to meet its obligations to you.
More information about Metropolitan Life, including its financial strength ratings, is available upon request by calling (800) 756-0124 or visiting: https://www.metlife.com/about-us/corporate-profile/
ratings.
“Principal Risks”
Contract Lapse
Your Policy may lapse if you have paid an insufficient amount of premiums or if the investment experience of the Portfolios is poor and the Cash Surrender Value under your Policy is insufficient to cover the monthly deduction. Lapse of a Policy on which there is an outstanding loan may have adverse tax consequences. If the Policy lapses, no death benefit will be paid. A Policy may be reinstated if the conditions for reinstatement are met including the payment of required premiums.
“Principal Risks”
	RESTRICTIONS	LOCATION IN PROSPECTUS
Investments
At the present time, no charge is assessed against the Cash Value of a Policy when amounts are transferred among the Divisions of the
Separate Account and between the Divisions and the General
Account, but we reserve the right to impose a charge of $25 to cover administrative costs incurred in processing any transfer in excess of
12 in a Policy Year. Policy Owners may transfer Cash Value between and among the Divisions and the General Account. We have limits on the amount that may be allocated and transferred to the General
Account (“maximum allocation percentage”). The initial General
Account maximum allocation percentage is shown on the Policy’s specifications page, and we may change this percentage from time to time.
The total amount of transfers and withdrawals from the General
Account in a Policy Year may not exceed the greater of (i) the
Policy’s Cash Surrender Value in the General Account at the
beginning of the Policy Year, multiplied by the withdrawal
percentage limit shown on the Policy’s specifications page, or (ii)
the previous Policy Year’s General Account maximum withdrawal amount. We are currently not enforcing this restriction for partial withdrawals. Restrictions may apply to frequent transfers.
Metropolitan Life reserves the right to remove or substitute portfolio companies as investment options that are available under the Policy.
“Policy Benefits – Transfers”
4

	RESTRICTIONS	LOCATION IN PROSPECTUS
Optional Benefits
Rider availability is subject to your Employer making the rider available. Depending upon your Employer’s requirements, certain
Policy riders may only be able to be added to in force Policies during the Employer’s annual enrollment. With respect to the dependent life benefit riders (Spouse coverage or child coverage), depending upon your Employer’s elected rider benefit, you may also need to be on active status. You should check with your Employer regarding the availability of riders and whether you need to be on active status to elect the dependent life benefit riders (Spouse coverage or child coverage).
“Features of the Policy – Additional Benefits and Riders”
	TAXES	LOCATION IN PROSPECTUS
Tax Implications
Consult with a tax professional to determine the tax implications of an investment in and payments received under this Policy.
Withdrawals may be subject to ordinary income tax, and may be subject to tax penalties.
Lapse of a Policy on which there is an outstanding loan may have adverse tax consequences.
“Federal Tax Matters”
	CONFLICTS OF INTEREST	LOCATION IN PROSPECTUS
Investment Professional Compensation
Your investment professional may receive compensation relating to your ownership of a Policy, both in the form of commissions and continuing payments. These investment professionals may have a financial incentive to offer or recommend the Policy over another investment.
“Distribution of the Policies”
Exchanges
Some investment professionals may have a financial incentive to offer you a new policy in place of your current Policy. You should only exchange your Policy if you determine, after comparing the features, fees, and risks of both policies, that it is better for you to purchase the new policy rather than continue to own your existing
Policy .
“Distribution of the Policies”
5

GLOSSARY
Administrative Office – The service office of the Company. The mailing address is: MetLife GVUL; Suite 600; 11330 Olive Boulevard; St. Louis, MO 63141. Unless another location is specified, all applications, notices and requests should be directed to the Administrative Office at the address above or, if permitted, by facsimile (also referred to as “fax”), email or through the Internet. You may also contact us for information at (800) 756-0124.
Attained Age – The Issue Age of the Insured plus the number of completed Policy Years.
Associated Companies – The companies listed in a Group Contract’s specifications pages that are under common control through stock ownership, contract or otherwise, with the Contractholder.
Beneficiary – The person(s) named in a Policy or by later designation to receive Policy proceeds in the event of the Insured’s death. A Beneficiary may be changed as set forth in the Policy and this Prospectus. Unless otherwise stated in the Policy, the Beneficiary has no rights in a Policy before the death of the Insured. If there is more than one Beneficiary at the death of the Insured, each will receive equal payments unless otherwise provided by the Owner.
Cash Value – The total amount that a Policy provides for investment at any time. It is equal to the total of the amounts credited to the Owner in the Separate Account, the General Account, and in the Loan Account.
Cash Surrender Value – The Cash Value of a Policy on the date of surrender, less any Indebtedness, any accrued and unpaid monthly deduction and any applicable transaction charge.
Certificate – A document issued to Owners of Policies issued under Group Contracts, setting forth or summarizing the Owner’s rights and benefits.
Contractholder – The Employer, association, sponsoring organization or trust that is issued a Group Contract.
Division – A subaccount of the Separate Account. Each Division invests exclusively in an available underlying Portfolio.
Effective Date – The actual date coverage shall take effect which will be on or after the Issue Date.
Employee – A person who is employed and paid for services by an Employer on a regular basis. To qualify as an Employee, a person ordinarily must work for an Employer at least 30 hours per week. MetLife may waive or modify this requirement at its discretion. An Employee may also include an independent contractor acting in many respects as an Employee with a sponsoring Employer. An Employee may include a partner in a partnership if the Employer is a partnership.
Employer – The employer, association, or sponsoring organization that is issued a Group Contract.
Face Amount – The minimum death benefit under the Policy so long as the Policy remains in force.
Fund – An underlying mutual fund in which the Separate Account assets are invested.
General Account – The Policy option where your money earns annual interest at a rate that will not be lower than the guaranteed minimum annual effective rate in effect on the issue date of your Group Policy, which in no event will be lower than 4%. We may credit higher rates of interest, but are not obligated to do so. The General Account is part of the Company’s general account.
6

Group Contract – A group flexible premium variable life insurance contract issued to the Contractholder by the Company.
Indebtedness – The sum of all unpaid Policy Loans and accrued interest charged on loans.
Individual Insurance – Insurance provided under a Group Contract in connection with an Employer-sponsored insurance program on an Employee or an Employee’s Spouse.
Insured – The person whose life is insured under a Policy. The term may include both an Employee and an Employee’s Spouse.
Investment Start Date – The date the initial premium is applied to the General Account and/or to the Divisions of the Separate Account. This date is the later of the Issue Date or the date the initial premium is received at our Company’s Administrative Office.
Issue Age – The Insured’s Age as of the date the Policy is issued.
Issue Date – The Issue Date is the date from which Policy Anniversaries, Policy Years, and Policy Months are measured.
Loan Account – The account of the Company to which amounts securing Policy Loans are allocated. It is a part of the Company’s general account assets.
Loan Value – The maximum amount that may be borrowed under a Policy after the first Policy Anniversary.
Maturity Date – The Policy Anniversary on which the Insured reaches Attained Age 95.
Monthly Anniversary – The same date in each succeeding month as the Issue Date except that whenever the Monthly Anniversary falls on a date other than a Valuation Date, the Monthly Anniversary will be deemed the next Valuation Date. If any Monthly Anniversary would be the 29th, 30th, or 31st day of a month that does not have that number of days, then the Monthly Anniversary will be the last day of that month.
Net Premium – The premium less any premium expense charge, any charge to compensate us for anticipated higher corporate income taxes resulting from the sale of a Policy, and any charge for premium taxes.
Owner (or you) – The Owner of a Policy, as designated in the application or as subsequently changed.
Policy – Either the Certificate or the Individual Policy offered by the Company and described in this Prospectus. Under Group Contracts, the Policy may be issued on the Employee or on the Employee’s spouse.
Policy Anniversary – The same date each year as the Issue Date.
Policy Month – A month beginning on the Monthly Anniversary.
Policy Year – A period beginning on a Policy Anniversary and ending on the day immediately preceding the next Policy Anniversary.
Portfolio — A portfolio represents a class (or series) of stock of a Fund in which a Division's assets are invested.
SEC (or the Commission) – The Securities and Exchange Commission.
Separate Account – Paragon Separate Account B, a separate investment account established by the Company to receive and invest the Net Premiums paid under the Policy.
7

Spouse – An Employee’s legal spouse. The term does not include a spouse who is legally separated from the Employee.
Valuation Date – Each day that the New York Stock Exchange is open for regular trading.
Valuation Period – The period between two successive Valuation Dates, commencing at the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern Time) on a Valuation Date and ending at the close of regular trading on the New York Stock Exchange on the next succeeding Valuation Date.
8

APPENDIX A: PORTFOLIOS AVAILABLE UNDER THE POLICY
The following is a list of the Portfolios currently available under the Policy. More information about the Portfolios is available in the prospectuses for the Portfolios , which may be amended from time to time and can be found online at https://dfinview.com/metlife/tahd/MET000230. You can also request this information at no cost by calling
(800) 756-0124 or by sending an email request to GVUL-eservice@metlifecommercial.com.
The current expenses and performance information below reflects fees and expenses of the Portfolios, but does not reflect the other fees and expenses that the Policy may charge. Expenses would be higher and performance would be lower if these other charges were included. Each Portfolio’s past performance is not necessarily an indication of future performance.
FUND TYPE	PORTFOLIO AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2024)
			1 YEAR	5 YEAR	10 YEAR
US Equity	MFS® Core Equity Portfolio* - Initial Class Massachusetts Financial Services Company	0.79%	20.11%	12.73%	12.46%
Global Equity	MFS® Global Equity Series* - Initial Class Massachusetts Financial Services Company	0.92%	5.58%	5.66%	7.38%
US Equity	MFS® Growth Series* - Initial Class Massachusetts Financial Services Company	0.72%	31.47%	14.74%	15.11%
US Fixed Income	MFS® High Yield Portfolio* - Initial Class Massachusetts Financial Services Company	0.72%	6.92%	3.18%	4.23%
US Fixed Income	MFS® Income Portfolio* - Initial Class Massachusetts Financial Services Company	0.67%	3.25%	1.04%	2.66%
US Equity	MFS® Investors Trust Series* - Initial Class Massachusetts Financial Services Company	0.74%	19.52%	11.39%	11.09%
US Stocks	MFS® Massachusetts Investors Growth Stock Portfolio* - Initial Class Massachusetts Financial Services Company	0.72%	16.27%	12.43%	13.18%
US Equity	MFS® Mid Cap Growth Series* - Initial Class Massachusetts Financial Services Company	0.80%	14.72%	9.10%	11.70%
US Equity	MFS® New Discovery Series* - Initial Class Massachusetts Financial Services Company	0.87%	6.72%	4.96%	9.19%
US Equity	MFS® Research Series* - Initial Class Massachusetts Financial Services Company	0.76%	18.87%	11.88%	11.66%
US Fixed Income	MFS® Total Return Bond Series* - Initial Class Massachusetts Financial Services Company	0.53%	2.55%	0.39%	1.89%
Allocation	MFS® Total Return Series* - Initial Class Massachusetts Financial Services Company	0.61%	7.75%	6.16%	6.46%
US Fixed Income	MFS® U.S. Government Money Market Portfolio* - Initial Class Massachusetts Financial Services Company	0.45%	4.84%	2.14%	1.39%
Sector/Equity	MFS® Utilities Series* - Initial Class Massachusetts Financial Services Company	0.79%	11.66%	5.88%	6.29%
US Equity	MFS® Value Series* - Initial Class Massachusetts Financial Services Company	0.69%	11.61%	8.03%	8.63%
*
The Portfolio is subject to an expense reimbursement or fee waiver arrangement. The annual expenses shown reflect temporary fee reductions.
The fee and expense information regarding the Portfolios was provided by those Portfolios.
A-1

Managing your variable life policy just got easier. We’re excited to share our enhanced website with you. Login or register today at online.metlife.com and enjoy a more convenient way to manage your policy and sign-up for eDelivery!
To learn more about the Policy, you should read the Prospectus and SAI dated the same date as this Updating Summary Prospectus, which are incorporated herein by reference and are legally a part of this Updating Summary Prospectus. They include additional information about the Policies and the Separate Account. You can find these documents online at https://dfinview.com/metlife/tahd/MET000230. The SAI is available, without charge, upon request. For a free copy of the Prospectus and SAI, to receive free personalized illustrations of death benefits and Cash Values, and to request other information about the Policy, please call (800) 756-0124, send an email request to GVUL-eservice@metlifecommercial.com or write to us at our Administrative Office. The mailing address for our Administrative Office is: MetLife GVUL; Suite 600; 11330 Olive Boulevard; St. Louis, MO 63141.
EDGAR ID: C000018815

April 28, 2025
Updating Summary Prospectus for Investors in Group and Individual Flexible Premium Variable Life Insurance Policies
(Multi Manager III)
Issued by Paragon Separate Account B of
Metropolitan Life Insurance Company
This Updating Summary Prospectus summarizes key features of group flexible premium variable life insurance policies (the “Group Contracts”) and the Certificates issued under the Group Contracts (the “Policies”) of Metropolitan Life Insurance Company (“Metropolitan Life,” “MetLife,” “we,” “our,” “us” or the “Company”).
The Prospectus for the Policies contains more information about the Policies, including features, benefits, and risks. You can find the current Prospectus and other information about the Policies online at dfinview.com/metlife/tahd/MET000232. You can also obtain this information at no cost by calling (800) 756-0124 or by sending an email request to GVUL-eservice@metlifecommercial.com.
Additional information about certain investment products, including variable life insurance contracts, has been prepared by the Securities and Exchange Commission’s staff and is available at Investor.gov .
Interests in the Separate Account, the Portfolios and the General Account are not deposits or obligations of, or insured or guaranteed by, the U.S. Government, any bank or other depository institution including the Federal Deposit Insurance Corporation (“FDIC”), the Federal Reserve Board or any other agency or entity or person. MetLife’s obligations under the Policy are subject to its financial strength and claims-paying ability.
The Securities and Exchange Commission (“SEC”) has not approved or disapproved the Policy or determined that this Prospectus is adequate or complete. Any representation to the contrary is a criminal offense.

2

UPDATED INFORMATION ABOUT YOUR POLICY
The information in this Updating Summary Prospectus is a summary of certain Policy features that have changed since you last received the Prospectus dated April 29, 2024. This may not reflect all of the changes that have occurred since you entered into your Policy:
●
For changes in the names of certain Portfolios and any other changes to the Portfolios please refer to Appendix A.
●
For updated Portfolio expense information please refer to “Important Information You Should Consider About the Policy” and Appendix A.
●
For updated Portfolio performance information please refer to Appendix A.
IMPORTANT INFORMATION YOU SHOULD CONSIDER ABOUT THE POLICY
	FEES AND EXPENSES			LOCATION IN PROSPECTUS
Charges for Early Withdrawals	None			—
Transaction Charges
You may be subject to transaction charges that may apply if you surrender your Policy or make a partial withdrawal. You also may be charged for other transactions, such as when you make a premium payment, transfer Cash Value between investment options, or
exercise your Accelerated Death Benefit Settlement Option Rider.
Charges and Deductions – Transaction Charges
Ongoing Fees and Expenses (annual charges)
In addition to charges described above, an investment in the Policy is subject to certain ongoing fees and expenses, including a mortality and expense risk charge, a monthly deduction covering the cost of insurance under the Policy, monthly administrative charge and optional benefits added by rider, and such fees and expenses are set based on characteristics of the Insured (e.g., the age and rate class of the covered person) as well as the Group characteristics. Please refer to the specifications page of your Policy for applicable rates.
You will also bear expenses associated with the Portfolios available under your Policy, as shown in the following table:
Charges and Deductions – Monthly Deduction Charges and Deductions – Mortality and Expense Risk Charge Charges and Deductions – Portfolio Charges and Expenses
	ANNUAL FEE	MIN	MAX
	Investment options ( Portfolio fees and expenses)	0.09%	1.04%
	RISKS			LOCATION IN PROSPECTUS
Risk of Loss	You can lose money by investing in this Policy, including loss of principal.			Principal Risks
Not a Short-Term Investment
The Policies are designed to provide insurance protection. They should not be used as a short-term investment or if you need ready access to cash, because you will be charged when you make
premium payments and you will also pay a transaction fee on partial withdrawals. In addition, withdrawals may be subject to ordinary income tax and tax penalties.
Principal Risks
3

	RISKS	LOCATION IN PROSPECTUS
Risks Associated with Investment Options
An investment in this Policy is subject to the risk of poor investment performance and can vary depending on the performance of the
Portfolios available under the Policy. Each investment option
(including any General Account investment option) has its own unique risks. You should review the investment options before making an investment decision.
Principal Risks
Insurance Company Risks
Investments in the Policy are subject to the risks related to
Metropolitan Life, including any obligations (including under any
General Account investment option), guarantees, and benefits of the
Policy , including any death benefit, which are subject to the claims paying ability of Metropolitan Life. If Metropolitan Life experiences financial distress, it may not be able to meet its obligations to you.
More information about Metropolitan Life, including its financial strength ratings, is available upon request by calling (800) 756-0124 or visiting: https://www.metlife.com/about-us/corporate-profile/
ratings.
Principal Risks
Contract Lapse
Your Policy may lapse if you have paid an insufficient amount of premiums or if the investment experience of the Portfolios is poor and the Cash Surrender Value under your Policy is insufficient to cover the monthly deduction. Lapse of a Policy on which there is an outstanding loan may have adverse tax consequences. If the Policy lapses, no death benefit will be paid. A Policy may be reinstated if the conditions for reinstatement are met including the payment of required premiums.
Principal Risks
	RESTRICTIONS	LOCATION IN PROSPECTUS
Investments
At the present time, no charge is assessed against the Cash Value of a Policy when amounts are transferred among the Divisions of the
Separate Account and between the Divisions and the General
Account, but we reserve the right to impose a charge of $25 to cover administrative costs incurred in processing any transfer in excess of
12 in a Policy year. Policy Owners may transfer Cash Value between and among the Divisions and the General Account. We have limits on the amount that may be allocated and transferred to the General
Account (“maximum allocation percentage”). The initial General
Account maximum allocation percentage is shown on the Policy’s specifications page, and we may change this percentage from time to time.
The total amount of transfers and withdrawals from the General
Account in a Policy Year may not exceed the greater of (i) the
Policy’s Cash Surrender Value in the General Account at the
beginning of the Policy Year, multiplied by the withdrawal
percentage limit shown on the Policy’s specifications page, or (ii)
the previous Policy Year’s General Account maximum withdrawal amount. We are currently not enforcing this restriction for partial withdrawals. Restrictions may apply to frequent transfers.
Metropolitan Life reserves the right to remove or substitute portfolio companies as investment options that are available under the Policy.
Policy Benefits – Transfers
4

	RESTRICTIONS	LOCATION IN PROSPECTUS
Optional Benefits
Rider availability is subject to your Employer making the rider available. Depending upon your Employer’s requirements, certain
Policy riders may only be able to be added to in force Policies during the Employer’s annual enrollment. With respect to the dependent life benefit riders (child coverage or spouse coverage), depending upon your Employer's elected rider benefit, you may also need to be on active status. You should check with your Employer regarding the availability of riders and whether you need to be on active status to elect the dependent life benefit (child coverage or spouse coverage).
Features of the Policy – Additional Benefits and Riders
	TAXES	LOCATION IN PROSPECTUS
Tax Implications
Consult with a tax professional to determine the tax implications of an investment in and payments received under this Policy.
Withdrawals may be subject to ordinary income tax, and may be subject to tax penalties.
Lapse of a Policy on which there is an outstanding loan may have adverse tax consequences.
Federal Tax Matters
	CONFLICTS OF INTEREST	LOCATION IN PROSPECTUS
Investment Professional Compensation
Your investment professional may receive compensation relating to your ownership of a Policy, both in the form of commissions and continuing payments. These investment professionals may have a financial incentive to offer or recommend the Policy over another investment.
Distribution of the Policies
Exchanges
Some investment professionals may have a financial incentive to offer you a new policy in place of your current Policy. You should only exchange your Policy if you determine, after comparing the features, fees, and risks of both policies, that it is better for you to purchase the new policy rather than continue to own your existing
Policy .
Distribution of the Policies
5

GLOSSARY
Administrative Office — The service office of the Company. The mailing address is: MetLife GVUL; Suite 600; 11330 Olive Boulevard; St. Louis, MO 63141. Unless another location is specified, all applications, notices and requests should be directed to the Administrative Office at the address above or, if permitted, by facsimile (also referred to as “fax”), email or through the Internet. You may also contact us for information at (800) 756-0124.
Attained Age — The Issue Age of the Insured plus the number of completed Policy Years.
Associated Companies — The companies listed in a Group Contract’s specifications pages that are under common control through stock ownership, contract or otherwise, with the Contractholder.
Beneficiary — The person(s) named in a Policy or by later designation to receive Policy proceeds in the event of the Insured’s death. A Beneficiary may be changed as set forth in the Policy and this Prospectus. Unless otherwise stated in the Policy , the Beneficiary has no rights in a Policy before the death of the Insured. If there is more than one Beneficiary at the death of the Insured, each will receive equal payments unless otherwise provided by the Owner.
Cash Value — The total amount that a Policy provides for investment at any time. It is equal to the total of the amounts credited to the Owner in the Separate Account, the General Account, and in the Loan Account.
Cash Surrender Value — The Cash Value of a Policy on the date of surrender, less any Indebtedness , any accrued and unpaid monthly deduction, and any applicable transaction charge.
Certificate  — A document issued to Owners of Policies issued under Group Contracts, setting forth or summarizing the Owner’s rights and benefits.
Contractholder — The Employer, association, sponsoring organization or trust that is issued a Group Contract.
Division — A subaccount of the Separate Account . Each Division invests exclusively in an available underlying Portfolio .
Effective Date — The actual date coverage shall take effect which will be on or after the Issue Date.
Employee — A person who is employed and paid for services by an Employer on a regular basis. To qualify as an Employee, a person ordinarily must work for an Employer at least 30 hours per week. MetLife may waive or modify this requirement at its discretion. An Employee may also include an independent contractor acting in many respects as an Employee with a sponsoring Employer. An Employee may include a partner in a partnership if the Employer is a partnership.
Employer — The Employer, association, or sponsoring organization that is issued a Group Policy.
Face Amount — The minimum death benefit under the Policy so long as the Policy remains in force.
Fund — An underlying mutual fund in which the Separate Account assets are invested.
General Account — The Policy option where your money earns annual interest at a rate that will not be lower than the guaranteed minimum rate in effect on the issue date of your Group Contract, which in no event will be lower than 4%. We may credit higher rates of interest, but are not obligated to do so. The General Account is part of the Company’s general account.
6

Group Contract — A group flexible premium variable life insurance contract issued to the Contractholder by the Company.
Indebtedness — The sum of all unpaid Policy Loans and accrued interest charged on loans.
Individual Insurance–Insurance provided under a Group Contract or under an Individual Policy issued in connection with an employer-sponsored insurance program on an Employee or an Employee’s spouse.
Insured — The person whose life is insured under a Policy. The term may include both an Employee and an Employee’s spouse.
Investment Start Date — The date the initial premium is applied to the General Account and/or to the Divisions of the Separate Account. This date is the later of the Issue Date or the date the initial premium is received at our Administrative Office.
Issue Age — The Insured’s Age as of the date the Policy is issued.
Issue Date — The Issue Date is the date from which Policy Anniversaries, Policy Years, and Policy Months are measured.
Loan Account — The account of the Company to which amounts securing Policy Loans are allocated. It is a part of the Company’s general account assets.
Loan Value — The maximum amount that may be borrowed under a Policy after the first Policy Anniversary.
Maturity Date — The Policy Anniversary on which the Insured reaches Attained Age 95.
Monthly Anniversary — The same date in each succeeding month as the Issue Date except that whenever the Monthly Anniversary falls on a date other than a Valuation Date, the Monthly Anniversary will be deemed the next Valuation Date. If any Monthly Anniversary would be the 29th, 30th, or 31st day of a month that does not have that number of days, then the Monthly Anniversary will be the last day of that month.
Net Premium — The premium less any premium expense charge, any charge to compensate us for anticipated higher corporate income taxes resulting from the sale of a Policy and, for Policies with Group A or Group B charge structure, any charge for premium taxes.
Owner (or you) — The Owner of a Policy, as designated in the application or as subsequently changed.
Policy — Either the Certificate or the Individual Policy offered by the Company and described in this Prospectus. Under Group Contracts, the Policy may be issued on the Employee.
Policy Anniversary — The same date each year as the Issue Date .
Policy Month — A month beginning on the Monthly Anniversary .
Policy Year — A period beginning on a Policy Anniversary and ending on the day immediately preceding the next Policy Anniversary.
Portfolio — A portfolio represents a class (or series) of stock of a Fund in which a Division's assets are invested.
SEC (or the Commission) — The Securities and Exchange Commission.
7

Separate Account — Paragon Separate Account B, a separate investment account established by the Company to receive and invest the net premiums paid under the Policy.
Spouse — An Employee’s legal spouse. The term does not include a spouse who is legally separated from the Employee .
Valuation Date — Each day that the New York Stock Exchange is open for regular trading.
Valuation Period — The period between two successive Valuation Dates , commencing at the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern Time) on a Valuation Date and ending at the close of regular trading on the New York Stock Exchange on the next succeeding Valuation Date.
8

APPENDIX A: PORTFOLIOS AVAILABLE UNDER THE POLICY
The following is a list of the Portfolios currently available under the Policy. More information about the Portfolios is available in the prospectuses for the Portfolios , which may be amended from time to time and can be found online at dfinview.com/metlife/tahd/MET000232. You can also request this information at no cost by calling (800) 756-0124 or by sending an email request to GVUL-eservice@metlifecommercial.com.
The current expenses and performance information below reflects fees and expenses of the Portfolios, but does not reflect the other fees and expenses that the Policy may charge. Expenses would be higher and performance would be lower if these other charges were included. Each Portfolio’s past performance is not necessarily an indication of future performance.
FUND TYPE	PORTFOLIO AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2024)
			1 YEAR	5 YEAR	10 YEAR
US Equity	Contrafund® Portfolio - Initial Class Fidelity Management & Research Company LLC	0.56%	33.79%	17.04%	13.62%
US Equity	Equity-Income Portfolio - Initial Class Fidelity Management & Research Company LLC	0.47%	15.35%	10.08%	9.21%
Target Date	Freedom 2010 Portfolio - Initial Class Fidelity Management & Research Company LLC	0.40%	5.38%	3.51%	4.64%
Target Date	Freedom 2020 Portfolio - Initial Class Fidelity Management & Research Company LLC	0.46%	7.71%	5.15%	6.02%
Target Date	Freedom 2030 Portfolio - Initial Class Fidelity Management & Research Company LLC	0.51%	9.41%	6.50%	7.30%
Target Date	Freedom 2040 Portfolio - Initial Class Fidelity Management & Research Company LLC	0.59%	13.10%	9.10%	8.95%
Target Date	Freedom 2050 Portfolio - Initial Class Fidelity Management & Research Company LLC	0.61%	13.83%	9.34%	9.06%
Target Date	Freedom 2060 Portfolio - Initial Class Fidelity Management & Research Company LLC	0.61%	13.89%	9.35%	—
US Fixed Income	Government Money Market Portfolio - Initial Class Fidelity Management & Research Company LLC	0.25%	5.10%	2.33%	1.62%
US Equity	Growth Portfolio - Initial Class Fidelity Management & Research Company LLC	0.56%	30.39%	18.93%	16.63%
US Fixed Income	High Income Portfolio* - Initial Class Fidelity Management & Research Company LLC	0.81%	8.97%	2.74%	4.17%
US Equity	Index 500 Portfolio - Initial Class Fidelity Management & Research Company LLC Subadviser: Geode Capital Management, LLC	0.09%	24.90%	14.40%	12.99%
US Fixed Income	Investment Grade Bond Portfolio - Initial Class Fidelity Management & Research Company LLC	0.38%	1.79%	0.46%	1.93%
US Fixed Income	Limited-Term Bond Portfolio* - T. Rowe Price Associates, Inc. (T. Rowe Price or Price Associates) Subadviser: T. Rowe Price Hong Kong Limited, T. Rowe Price International Ltd	0.50%	4.96%	1.97%	1.81%
A-1

FUND TYPE	PORTFOLIO AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2024)
			1 YEAR	5 YEAR	10 YEAR
US Equity	MetLife Russell 2000® Index Portfolio - Class A Brighthouse Investment Advisers, LLC Subadviser: MetLife Investment Management, LLC	0.31%	11.29%	7.27%	7.78%
US Equity	Mid Cap Portfolio - Initial Class Fidelity Management & Research Company LLC	0.57%	17.49%	11.34%	9.21%
US Equity	Mid-Cap Growth Portfolio§ - T. Rowe Price Associates, Inc. (T. Rowe Price or Price Associates) Subadviser: T. Rowe Price Investment Management, Inc.	0.83%	9.32%	7.62%	10.12%
Allocation	Moderate Allocation Portfolio* - T. Rowe Price Associates, Inc. (T. Rowe Price or Price Associates) Subadviser: T. Rowe Price Hong Kong Limited & T. Rowe Price Investment Management, Inc., T. Rowe Price International Ltd	0.86%	10.06%	5.51%	6.39%
International Equity	Overseas Portfolio - Initial Class Fidelity Management & Research Company LLC	0.73%	5.01%	5.76%	6.32%
Sector	Real Estate Portfolio - Initial Class Fidelity Management & Research Company LLC	0.61%	6.52%	2.20%	3.93%
US Equity	Value Portfolio - Initial Class Fidelity Management & Research Company LLC	0.60%	11.37%	12.09%	9.98%
*
The Portfolio is subject to an expense reimbursement or fee waiver arrangement. The annual expenses shown reflect temporary fee reductions.
§
Closed to new investments except under dollar cost averaging and rebalancing programs in existence at the time of closing.
The fee and expense information regarding the Portfolios was provided by those Portfolios.
A-2

Managing your variable life policy just got easier. We’re excited to share our enhanced website with you. Login or register today at online.metlife.com and enjoy a more convenient way to manage your policy and sign-up for eDelivery!
To learn more about the Policy, you should read the Prospectus and SAI dated the same date as this Updating Summary Prospectus which are incorporated herein by reference and are legally a part of this Updating Summary Prospectus. They include additional information about the Policies and the Separate Account. You can find these documents on line at dfinview.com/metlife/tahd/MET000232. For a free copy of the Prospectus and SAI, to receive free personalized illustrations of death benefits and Cash Values, and to request other information about the Policy, please call (800) 756-0124, send an email request to GVUL-eservice@metlifecommercial.com or write to us at our Administrative Office. The mailing address for our Administrative Office is: MetLife GVUL; Suite 600; 11330 Olive Boulevard; St. Louis, MO 63141.
EDGAR ID: C000018816

April 28, 2025
Updating Summary Prospectus For Investors In Group And Individual Flexible Premium Variable Life Insurance Policies (Putnam)
Issued by Paragon Separate Account B of
Metropolitan Life Insurance Company
This Updating Summary Prospectus summarizes key features of group flexible premium variable life insurance policies (the “Group Contracts”) and the Certificates issued under the Group Contracts (the “Policies”) of Metropolitan Life Insurance Company (“Metropolitan Life,” “MetLife,” “we,” “our,” “us” or “the Company”).
The Prospectus for the Policies contains more information about the Policies, including features, benefits, and risks. You can find the current Prospectus and other information about the Policies online at https://dfinview.com/metlife/tahd/MET000236. You can also obtain this information at no cost by calling (800) 756-0124 or by sending an email request to GVUL-eservice@metlifecommercial.com.
Additional information about certain investment products, including variable life insurance contracts, has been prepared by the Securities and Exchange Commission’s staff and is available at Investor.gov .
Interests in the Separate Account and the Portfolios are not deposits or obligations of, or insured or guaranteed by, the U.S. Government, any bank or other depository institution including the Federal Deposit Insurance Corporation (“FDIC”), the Federal Reserve Board or any other agency or entity or person. MetLife’s obligations under the Policy are subject to its financial strength and claims-paying ability.
The Securities and Exchange Commission (“SEC”) has not approved or disapproved the Policy or determined that this Prospectus is adequate or complete. Any representation to the contrary is a criminal offense.

2

UPDATED INFORMATION ABOUT YOUR POLICY
The information in this Updating Summary Prospectus is a summary of certain Policy features that have changed since you last received the Prospectus dated April 29, 2024. This may not reflect all of the changes that have occurred since you entered into your Policy:
●
For changes in the names of certain Portfolios and any other changes to the Portfolios please refer to Appendix A.
●
For updated Portfolio expense information please refer to “Important Information You Should Consider About the Policy” and Appendix A.
●
For updated Portfolio performance information please refer to Appendix A.
IMPORTANT INFORMATION YOU SHOULD CONSIDER ABOUT THE POLICY
FEES AND EXPENSES				LOCATION IN PROSPECTUS
Charges for Early Withdrawals	None			—
Transaction Charges
You may be subject to transaction charges that may apply if you surrender your Policy or make a partial withdrawal. You also may be charged for other transactions, such as when you make a premium payment, transfer Cash Value between investment options, or
exercise your Accelerated Death Benefit Settlement Option Rider.
“Charges and Deductions – Transaction Charges”
Ongoing Fees and Expenses (annual charges)
In addition to charges described above, an investment in the Policy is subject to certain ongoing fees and expenses, including a mortality and expense risk charge and a monthly deduction covering the cost of insurance under the Policy, monthly administrative charge and optional benefits added by rider, and such fees and expenses are set based on characteristics of the Insured (e.g., the age and rate class of the covered person) as well as the Group characteristics. Please refer to the specifications page of your Policy for applicable rates.

You will also bear expenses associated with the Portfolios available under your Policy, as shown in the following table:
“Charges and Deductions – Monthly Deduction” “Charges and Deductions – Mortality and Expense Risk Charge” “Charges and Deductions – Portfolio Charges and Expenses”
	ANNUAL FEE	MIN	MAX
	Investment options ( Portfolio fees and expenses)	0.44%	1.54%
	RISKS			LOCATION IN PROSPECTUS
Risk of Loss	You can lose money by investing in the Policy, including loss of principal.			“Principal Risks”
Not a Short-Term Investment
The Policies are designed to provide insurance protection. They should not be used as a short-term investment or if you need ready access to cash, because you will be charged when you make
premium payments and you will also pay a transaction fee on partial withdrawals. In addition, withdrawals may be subject to ordinary income tax and tax penalties.
“Principal Risks”
3

	RISKS	LOCATION IN PROSPECTUS
Risks Associated with Investment Options
An investment in this Policy is subject to the risk of poor investment performance and can vary depending on the performance of the
Portfolios available under the Policy. Each investment option has its own unique risks. You should review the investment options before making an investment decision.
“Principal Risks”
Insurance Company Risks
Investments in the Policy are subject to the risks related to
Metropolitan Life including any obligations, guarantees, and benefits of the Policy, including any death benefit, which are subject to the claims paying ability of Metropolitan Life. If Metropolitan Life experiences financial distress, it may not be able to meet its obligations to you. More information about Metropolitan Life, including its financial strength ratings, is available upon request by calling (800) 756-0124 or visiting: https://www.metlife.com/about-us/
corporate-profile/ratings.
“Principal Risks”
Contract Lapse
Your Policy may lapse if you have paid an insufficient amount of premiums or if the investment experience of the Portfolios is poor and the Cash Surrender Value under your Policy is insufficient to cover the monthly deduction. Lapse of a Policy on which there is an outstanding loan may have adverse tax consequences. If the Policy lapses, no death benefit will be paid. A Policy may be reinstated if the conditions for reinstatement are met including the payment of required premiums.
“Principal Risks”
	RESTRICTIONS	LOCATION IN PROSPECTUS
Investments
At the present time, no charge is assessed against the Cash Value of a Policy when amounts are transferred among the Divisions of the
Separate Account, but we reserve the right to impose a charge of $25 to cover administrative costs incurred in processing any transfer in excess of 12 in a Policy Year. Policy Owners may transfer Cash Value between and among the Divisions. Restrictions may apply to
frequent transfers.

Metropolitan Life reserves the right to remove or substitute portfolio companies as investment options that are available under the Policy.
“Policy Benefits – Transfers”
Optional Benefits
Rider availability is subject to your Employer making the rider available. Depending upon your Employer’s requirements, certain
Policy riders may only be able to be added to in force Policies during the Employer’s annual enrollment. You should check with your
Employer regarding the availability of riders.
“Features of the Policy – Additional Benefits and Riders”
	TAXES	LOCATION IN PROSPECTUS
Tax Implications
Consult with a tax professional to determine the tax implications of an investment in and payments received under this Policy.

Withdrawals may be subject to ordinary income tax, and may be subject to tax penalties.

Lapse of a Policy on which there is an outstanding loan may have adverse tax consequences.
“Federal Tax Matters”
4

	CONFLICTS OF INTEREST	LOCATION IN PROSPECTUS
Investment Professional Compensation
Your investment professional may receive compensation relating to your ownership of a Policy, both in the form of commissions and continuing payments. These investment professionals may have a financial incentive to offer or recommend the Policy over another investment.
“Distribution of the Policies”
Exchanges
Some investment professionals may have a financial incentive to offer you a new policy in place of your current Policy. You should only exchange your Policy if you determine, after comparing the features, fees, and risks of both policies, that it is better for you to purchase the new policy rather than continue to own your existing
Policy .
“Distribution of the Policies”
5

GLOSSARY
Administrative Office — The service office of the Company. The mailing address is: MetLife GVUL; Suite 600; 11330 Olive Boulevard; St. Louis, MO 63141. Unless another location is specified, all applications, notices and requests should be directed to the Administrative Office at the address above or, if permitted, by facsimile (also referred to as “fax”), email or through the Internet. You may also contact us for information at (800) 756-0124.
Attained Age — The Issue Age of the Insured plus the number of completed Policy Years.
Associated Companies — The companies listed in a Group Contract’s specifications pages that are under common control through stock ownership, contract or otherwise, with the Contractholder.
Beneficiary — The person(s) named in a Policy or by later designation to receive Policy proceeds in the event of the Insured’s death. A Beneficiary may be changed as set forth in the Policy and this Prospectus. Unless otherwise stated in the Policy , the Beneficiary has no rights in a Policy before the death of the Insured. If there is more than one Beneficiary at the death of the Insured, each will receive equal payments unless otherwise provided by the Owner.
Cash Value — The total amount that a Policy provides for investment at any time. It is equal to the total of the amounts credited to the Owner in the Separate Account and in the Loan Account.
Cash Surrender Value — The Cash Value of a Policy on the date of surrender, less any Indebtedness , any accrued and unpaid monthly deduction and any applicable transaction charge.
Certificate  — A document issued to Owners of Policies issued under Group Contracts, setting forth or summarizing the Owner’s rights and benefits.
Contractholder — The Employer, association, sponsoring organization or trust that is issued a Group Contract.
Division — A subaccount of the Separate Account . Each Division invests exclusively in an available underlying Portfolio .
Effective Date — The actual date coverage shall take effect which will be on or after the Issue Date.
Employee — A person who is employed and paid for services by an Employer on a regular basis. To qualify as an Employee, a person ordinarily must work for an Employer at least 30 hours per week. MetLife may waive or modify this requirement at its discretion. An Employee may also include an independent contractor acting in many respects as an Employee with a sponsoring Employer. An Employee may include a partner in a partnership if the Employer is a partnership.
Employer — The employer, association, or sponsoring organization that is issued a Group Contract.
Face Amount — The minimum death benefit under the Policy so long as the Policy remains in force.
Fund — An underlying mutual fund in which the Separate Account assets are invested.
Group Contract — A group flexible premium variable life insurance contract issued to the Contractholder by the Company.
Indebtedness — The sum of all unpaid Policy Loans and accrued interest charged on loans.
6

Individual Insurance — Insurance provided under a Group Contract or under an Individual Policy issued in connection with an Employer-sponsored insurance program on an Employee.
Insured — The person whose life is insured under a Policy.
Investment Start Date — The date the initial premium is applied to the Divisions of the Separate Account . This date is the later of the Issue Date or the date the initial premium is received at our Company’s Administrative Office.
Issue Age — The Insured’s Age as of the date the Policy is issued.
Issue Date — The Issue Date is the date from which Policy Anniversaries , Policy Years, and Policy Months are measured.
Loan Account — The account of the Company to which amounts securing Policy Loans are allocated. It is a part of the Company’s general account assets.
Loan Value — The maximum amount that may be borrowed under a Policy after the first Policy Anniversary.
Maturity Date — The Policy Anniversary on which the Insured reaches Attained Age 95.
Monthly Anniversary — The same date in each succeeding month as the Issue Date except that whenever the Monthly Anniversary falls on a date other than a Valuation Date, the Monthly Anniversary will be deemed the next Valuation Date. If any Monthly Anniversary would be the 29th, 30th, or 31st day of a month that does not have that number of days, then the Monthly Anniversary will be the last day of that month.
Net Premium — The premium less any premium expense charge, any charge to compensate us for anticipated higher corporate income taxes resulting from the sale of a Policy, and any charge for premium taxes.
Owner (or you) — The Owner of a Policy, as designated in the application or as subsequently changed.
Policy — Either the Certificate or the Individual Policy offered by the Company and described in this Prospectus. Under Group Contracts, the Policy may be issued on the Employee.
Policy Anniversary — The same date each year as the Issue Date .
Policy Month — A month beginning on the Monthly Anniversary .
Policy Year — A period beginning on a Policy Anniversary and ending on the day immediately preceding the next Policy Anniversary.
Portfolio — A portfolio represents a class (or series) of stock of a Fund in which a Divison’s assets are invested.
SEC (or the Commission) — The Securities and Exchange Commission.
Separate Account — Paragon Separate Account B, a separate investment account established by the Company to receive and invest the Net Premiums paid under the Policy.
Valuation Date — Each day that the New York Stock Exchange is open for regular trading.
Valuation Period — The period between two successive Valuation Dates , commencing at the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern Time) on a Valuation Date and ending at the close of regular trading on the New York Stock Exchange on the next succeeding Valuation Date.
7

APPENDIX A: PORTFOLIOS AVAILABLE UNDER THE POLICY
The following is a list of the Portfolios currently available under the Policy. More information about the Portfolios is available in the prospectuses for the Portfolios , which may be amended from time to time and can be found online at https://dfinview.com/metlife/tahd/MET000236. You can also request this information at no cost by calling
(800) 756-0124 or by sending an email request to GVUL-eservice@metlifecommercial.com.
The current expenses and performance information below reflects fees and expenses of the Portfolios, but does not reflect the other fees and expenses that the Policy may charge. Expenses would be higher and performance would be lower if these other charges were included. Each Portfolio’s past performance is not necessarily an indication of future performance.
FUND TYPE	PORTFOLIO AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2024)
			1 YEAR	5 YEAR	10 YEAR
US Equity	Putnam VT Core Equity Fund - Class IA Putnam Investment Management, LLC Subadviser: Franklin Advisers, Inc. Franklin Templeton Investment Management Limited	0.68%	27.32%	16.35%	13.45%
US Fixed Income	Putnam VT Diversified Income Fund* - Class IA Franklin Advisers, Inc. Subadviser: Putnam Investment Management, LLC Franklin Templeton Investment Management Limited	0.81%	6.09%	0.20%	2.18%
International Equity	Putnam VT Emerging Markets Equity Fund* - Class IA Putnam Investment Management, LLC Subadviser: Franklin Advisers, Inc. Franklin Templeton Investment Management Limited The Putnam Advisory Company, LLC	1.11%	16.10%	3.04%	4.29%
International Equity	Putnam VT Focused International Equity Fund* - Class IA Putnam Investment Management, LLC Subadviser: Franklin Advisers, Inc. Franklin Templeton Investment Management Limited The Putnam Advisory Company, LLC	0.80%	3.63%	4.81%	6.12%
Allocation	Putnam VT Global Asset Allocation Fund* - Class IA Franklin Advisers, Inc. Subadviser: Putnam Investment Management, LLC Franklin Templeton Investment Management Limited The Putnam Advisory Company, LLC	0.86%	16.63%	8.27%	7.27%

FUND TYPE	PORTFOLIO AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2024)
			1 YEAR	5 YEAR	10 YEAR
US Fixed Income	Putnam VT Government Money Market Fund - Class IA Franklin Advisers, Inc. Subadviser: Putnam Investment Management, LLC Franklin Templeton Investment Management Limited	0.44%	4.93%	2.21%	1.48%
US Fixed Income	Putnam VT High Yield Fund - Class IA Franklin Advisers, Inc. Subadviser: Putnam Investment Management, LLC Franklin Templeton Investment Management Limited	0.73%	8.19%	3.63%	4.50%
US Fixed Income	Putnam VT Income Fund - Class IA Franklin Advisers, Inc. Subadviser: Putnam Investment Management, LLC Franklin Templeton Investment Management Limited	0.60%	2.56%	-1.16%	1.30%
International Equity	Putnam VT International Equity Fund - Class IA Putnam Investment Management, LLC Subadviser: Franklin Advisers, Inc. Franklin Templeton Investment Management Limited The Putnam Advisory Company, LLC	0.83%	3.24%	5.14%	5.00%
International Equity	Putnam VT International Value Fund - Class IA Putnam Investment Management, LLC Subadviser: Franklin Advisers, Inc. Franklin Templeton Investment Management Limited The Putnam Advisory Company, LLC	0.82%	5.44%	7.08%	5.72%
US Equity	Putnam VT Large Cap Growth Fund - Class IA Putnam Investment Management, LLC Subadviser: Franklin Advisers, Inc. Franklin Templeton Investment Management Limited The Putnam Advisory Company, LLC	0.64%	33.71%	18.21%	16.51%
US Equity	Putnam VT Large Cap Value Fund - Class IA Putnam Investment Management, LLC Subadviser: Franklin Advisers, Inc. Franklin Templeton Investment Management Limited	0.55%	19.46%	12.73%	11.16%
US Equity	Putnam VT Sustainable Leaders Fund - Class IA Putnam Investment Management, LLC Subadviser: Franklin Advisers, Inc. Franklin Templeton Investment Management Limited	0.63%	23.33%	14.00%	13.78%
*
The Portfolio is subject to an expense reimbursement or fee waiver arrangement. The annual expenses shown reflect temporary fee reductions.

The fee and expense information regarding the Portfolios was provided by those Portfolios.

Managing your variable life policy just got easier. We’re excited to share our enhanced website with you. Login or register today at online.metlife.com and enjoy a more convenient way to manage your policy and sign-up for eDelivery!
To learn more about the Policy, you should read the Prospectus and SAI dated the same date as this Updating Summary Prospectus which are incorporated herein by reference and are legally a part of this Updating Summary Prospectus. They include additional information about the Policies and the Separate Account. You can find these documents on line at https://dfinview.com/metlife/tahd/MET000236. The SAI is available, without charge, upon request. For a free copy of the Prospectus and SAI, to receive free personalized illustrations of death benefits and Cash Values, and to request other information about the Policy, please call (800) 756-0124, send an email request to GVUL-eservice@metlifecommercial.com or write to us at our Administrative Office. The mailing address for our Administrative Office is: MetLife GVUL; Suite 600; 11330 Olive Boulevard; St. Louis, MO 63141.
EDGAR ID: C000034611

April 28, 2025
Updating Summary Prospectus For Investors In Group and Individual Flexible Premium Variable Life Insurance Policies (DWS C)
Issued by Paragon Separate Account B of
Metropolitan Life Insurance Company
This Updating Summary Prospectus summarizes key features of group flexible premium variable life insurance policies (the “Group Contracts”) and the Certificates issued under the Group Contract (the “ Policies”) of Metropolitan Life Insurance Company (“Metropolitan Life,” “MetLife,” “we,” “our,” “us” or “the Company”).
The Prospectus for the Policies contains more information about the Policies, including features, benefits, and risks. You can find the current Prospectus and other information about the Policies online at https://dfinview.com/metlife/tahd/MET000243. You can also obtain this information at no cost by calling (800) 756-0124 or by sending an email request to GVUL-eservice@metlifecommercial.com.
Additional information about certain investment products, including variable life insurance contracts, has been prepared by the Securities and Exchange Commission’s staff and is available at Investor.gov.
Interests in the Separate Account and the Portfolios are not deposits or obligations of, or insured or guaranteed by, the U.S. Government, any bank or other depository institution including the Federal Deposit Insurance Corporation (“FDIC”), the Federal Reserve Board or any other agency or entity or person. MetLife’s obligations under the Policy are subject to its financial strength and claims-paying ability.
The Securities and Exchange Commission Policy or determined that this Prospectus is adequate or complete. Any representation to the contrary is a criminal offense.

2

UPDATED INFORMATION ABOUT YOUR POLICY
The information in this Updating Summary Prospectus is a summary of certain Policy features that have changed since you last received the Prospectus dated April 29, 2024. This may not reflect all of the changes that have occurred since you entered into your Policy:
●
For changes in the names of certain Portfolios and any other changes to the Portfolios please refer to Appendix A.
●
For updated Portfolio expense information please refer to “Important Information You Should Consider About the Policy” and Appendix A.
●
For updated Portfolio performance information please refer to Appendix A.
IMPORTANT INFORMATION YOU SHOULD CONSIDER ABOUT THE POLICY
	FEES AND EXPENSES			LOCATION IN PROSPECTUS
Charges for Early Withdrawals	None			—
Transaction Charges
You may be subject to transaction charges that may apply if you surrender your Policy or make a partial withdrawal. You also may be charged for other transactions, such as when you make a premium payment, transfer Cash Value between investment options, or
exercise your Accelerated Death Benefit Settlement Option Rider.
Charges and Deductions — Transaction Charges
Ongoing Fees and Expenses (annual charges)
In addition to charges described above, an investment in the Policy is subject to certain ongoing fees and expenses, including a mortality and expense risk charge, a monthly deduction covering the cost of insurance under the Policy, monthly administrative charge and optional benefits added by rider, and such fees and expenses are set based on characteristics of the Insured (e.g., the age and rate class of the covered person) as well as the Group characteristics. Please refer to the specifications page of your Policy for applicable rates.
You will also bear expenses associated with the Portfolios available under your Policy, as shown in the following table:
Charges and Deductions – Monthly Deduction Charges and Deductions – Mortality and Expense Risk Charge Charges and Deductions – Portfolio Charges and Expenses
	ANNUAL FEE	MIN	MAX
	Investment options ( Portfolio fees and expenses)	0.40%	1.08%
	RISKS			LOCATION IN PROSPECTUS
Risk of Loss	You can lose money by investing in this Policy, including loss of principal.			Principal Risks
Not a Short-Term Investment
The Policies are designed to provide insurance protection. They should not be used as a short-term investment or if you need ready access to cash, because you will be charged when you make
premium payments and you will also pay a transaction fee on partial withdrawals. In addition, withdrawals may be subject to ordinary income tax and tax penalties.
Principal Risks
3

	RISKS	LOCATION IN PROSPECTUS
Risks Associated with Investment Options
An investment in this Policy is subject to the risk of poor investment performance and can vary depending on the performance of the
Portfolios available under the Policy. Each investment option has its own unique risks. You should review the investment options before making an investment decision.
Principal Risks
Insurance Company Risks
Investments in the Policy are subject to the risks related to
Metropolitan Life including any obligations, guarantees, and benefits of the Policy, including any death benefit, which are subject to the claims paying ability of Metropolitan Life. If Metropolitan Life experiences financial distress, it may not be able to meet its obligations to you. More information about Metropolitan Life, including its financial strength ratings, is available upon request by calling (800) 756-0124 or visiting: https://www.metlife.com/about-us/
corporate-profile/ratings.
Principal Risks
Contract Lapse
Your Policy may lapse if you have paid an insufficient amount of premiums or if the investment experience of the Portfolios is poor and the Cash Surrender Value under your Policy is insufficient to cover the monthly deduction. Lapse of a Policy on which there is an outstanding loan may have adverse tax consequences. If the Policy lapses, no death benefit will be paid. A Policy may be reinstated if the conditions for reinstatement are met including the payment of required premiums.
Principal Risks
	RESTRICTIONS	LOCATION IN PROSPECTUS
Investments
At the present time, no charge is assessed against the Cash Value of a Policy when amounts are transferred among the Divisions of the
Separate Account, but we reserve the right to impose a charge of $25 to cover administrative costs incurred in processing any transfer in excess of 12 in a Policy year. Policy Owners may transfer Cash Value between and among the Divisions. Restrictions may apply to
frequent transfers.
Metropolitan Life reserves the right to remove or substitute portfolio companies as investment options that are available under the Policy.
Policy Benefits – Transfers
Optional Benefits
Rider availability is subject to your Employer making the rider available. Depending upon your Employer’s requirements, certain
Policy riders may only be able to be added to in force Policies during the Employer’s annual enrollment. You should check with your
Employer regarding the availability of riders.
Features of the Policy – Additional Benefits and Riders
	TAXES	LOCATION IN PROSPECTUS
Tax Implications
Consult with a tax professional to determine the tax implications of an investment in and payments received under this Policy.
Withdrawals may be subject to ordinary income tax, and may be subject to tax penalties.
Lapse of a Policy on which there is an outstanding loan may have adverse tax consequences.
Federal Tax Matters
4

	CONFLICTS OF INTEREST	LOCATION IN PROSPECTUS
Investment Professional Compensation
Your investment professional may receive compensation relating to your ownership of a Policy, both in the form of commissions and continuing payments. These investment professionals may have a financial incentive to offer or recommend the Policy over another investment.
Distribution of the Policies
Exchanges
Some investment professionals may have a financial incentive to offer you a new policy in place of your current Policy. You should only exchange your Policy if you determine, after comparing the features, fees, and risks of both policies, that it is better for you to purchase the new policy rather than continue to own your existing
Policy .
Distribution of the Policies
5

GLOSSARY
Administrative Office — The service office of the Company. The mailing address is: MetLife GVUL; Suite 600; 11330 Olive Boulevard; St. Louis, MO 63141. Unless another location is specified, all applications, notices and requests should be directed to the Administrative Office at the address above or, if permitted, by facsimile (also referred to as “fax”), email or through the Internet. You may also contact us for information at (800) 756-0124.
Attained Age — The Issue Age of the Insured plus the number of completed Policy Years.
Associated Companies — The companies listed in a Group Contract’s specifications pages that are under common control through stock ownership, contract or otherwise, with the Contractholder.
Beneficiary — The person(s) named in a Policy or by later designation to receive Policy proceeds in the event of the Insured’s death. A Beneficiary may be changed as set forth in the Policy and this Prospectus. Unless otherwise stated in the Policy , the Beneficiary has no rights in a Policy before the death of the Insured. If there is more than one Beneficiary at the death of the Insured, each will receive equal payments unless otherwise provided by the Owner.
Cash Value — The total amount that a Policy provides for investment at any time. It is equal to the total of the amounts credited to the Owner in the Separate Account, and in the Loan Account.
Cash Surrender Value — The Cash Value of a Policy on the date of surrender, less any Indebtedness , any accrued and unpaid monthly deduction and any applicable transaction charge.
Certificate  — A document issued to Owners of Policies issued under Group Contracts, setting forth or summarizing the Owner’s rights and benefits.
Contractholder — The Employer, association, sponsoring organization or trust that is issued a Group Contract.
Division — A subaccount of the Separate Account . Each Division invests exclusively in an available underlying Portfolio .
Effective Date — The actual date coverage shall take effect which will be on or after the Issue Date.
Employee — A person who is employed and paid for services by an Employer on a regular basis. To qualify as an Employee, a person ordinarily must work for an Employer at least 30 hours per week. MetLife may waive or modify this requirement at its discretion. An Employee may also include an independent contractor acting in many respects as an Employee with a sponsoring Employer. An Employee may include a partner in a partnership if the Employer is a partnership.
Employer — The Employer, association, or sponsoring organization that is issued a Group Policy.
Face Amount — The minimum death benefit under the Policy so long as the Policy remains in force.
Fund — An underlying mutual fund in which the Separate Account assets are invested.
Group Contract — A group flexible premium variable life insurance contract issued to the Contractholder by the Company.
Indebtedness — The sum of all unpaid Policy Loans and accrued interest charged on loans.
6

Individual Insurance — Insurance provided under a Group Contract or under an Individual Policy issued in connection with an Employer-sponsored insurance program on an Employee.
Insured — The person whose life is insured under a Policy.
Investment Start Date — The date the initial premium is applied to the Divisions of the Separate Account . This date is the later of the Issue Date or the date the initial premium is received at our Administrative Office.
Issue Age — The Insured’s Age as of the date the Policy is issued.
Issue Date — The Issue Date is the date from which Policy Anniversaries, Policy Years, and Policy Months are measured.
Loan Account — The account of the Company to which amounts securing Policy Loans are allocated. It is a part of the Company’s general account assets.
Loan Value — The maximum amount that may be borrowed under a Policy after the first Policy Anniversary.
Maturity Date — The Policy Anniversary on which the Insured reaches Attained Age 95.
Monthly Anniversary — The same date in each succeeding month as the Issue Date except that whenever the Monthly Anniversary falls on a date other than a Valuation Date, the Monthly Anniversary will be deemed the next Valuation Date. If any Monthly Anniversary would be the 29th, 30th, or 31st day of a month that does not have that number of days, then the Monthly Anniversary will be the last day of that month.
Net Premium — The premium less any premium expense charge, any charge to compensate us for anticipated higher corporate income taxes resulting from the sale of a Policy, and any charge for premium taxes.
Owner (or you)  — The Owner of a Policy, as designated in the application or as subsequently changed.
Policy — Either the Certificate or the Individual Policy offered by the Company and described in this Prospectus. Under Group Contracts, the Policy may be issued on the Employee.
Policy Anniversary — The same date each year as the Issue Date .
Policy Month — A month beginning on the Monthly Anniversary.
Policy Year — A period beginning on a Policy Anniversary and ending on the day immediately preceding the next Policy Anniversary.
Portfolio — A portfolio represents a class (or series) of stock of a Fund in which a Division's assets are invested.
SEC (or the Commission)  — The Securities and Exchange Commission.
Separate Account — Paragon Separate Account B, a separate investment account established by the Company to receive and invest the net premiums paid under the Policy .
Valuation Date — Each day that the New York Stock Exchange is open for regular trading.
Valuation Period — The period between two successive Valuation Dates , commencing at the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern Time) on a Valuation Date and ending at the close of regular trading on the New York Stock Exchange on the next succeeding Valuation Date.
7

APPENDIX A: PORTFOLIOS AVAILABLE UNDER THE POLICY
The following is a list of the Portfolios currently available under the Policy. More information about the Portfolios is available in the prospectuses for the Portfolios, which may be amended from time to time and can be found online at https://dfinview.com/metlife/tahd/MET000243. You can also request this information at no cost by calling (800) 756-0124 or by sending an email request to GVUL-eservice@metlifecommercial.com.
The current expenses and performance information below reflects fees and expenses of the Portfolios, but does not reflect the other fees and expenses that the Policy may charge. Expenses would be higher and performance would be lower if these other charges were included. Each Portfolio’s past performance is not necessarily an indication of future performance.
FUND TYPE	PORTFOLIO AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2024)
			1 YEAR	5 YEAR	10 YEAR
US Equity	DWS Capital Growth VIP - Class A DWS Investment Management Americas Inc.	0.49%	26.62%	15.71%	14.88%
US Equity	DWS Core Equity VIP - Class A DWS Investment Management Americas Inc.	0.58%	20.08%	13.13%	12.35%
International Equity	DWS CROCI® International VIP* - Class A DWS Investment Management Americas Inc.	0.82%	2.45%	3.47%	3.68%
Global Equity	DWS Global Income Builder VIP - Class A DWS Investment Management Americas Inc.	0.64%	9.10%	5.07%	5.71%
Allocation	DWS Global Small Cap VIP* - Class A DWS Investment Management Americas Inc.	0.86%	5.76%	6.18%	4.84%
US Fixed Income	DWS Government Money Market VIP - Class A DWS Investment Management Americas Inc.	0.40%	4.92%	2.22%	1.47%
US Equity	DWS Small Mid Cap Growth VIP - Class A DWS Investment Management Americas Inc.	0.82%	5.15%	5.92%	6.41%
*
The Portfolio is subject to an expense reimbursement or fee waiver arrangement. The annual expenses shown reflect temporary fee reductions.
The fee and expense information regarding the Portfolios was provided by those Portfolios.
A-1

Managing your variable life policy just got easier. We’re excited to share our enhanced website with you. Login or register today at online.metlife.com and enjoy a more convenient way to manage your policy and sign-up for eDelivery!
To learn more about the Policy, you should read the Prospectus and SAI dated the same date as this Updating Summary Prospectus, which are incorporated herein by reference and are legally a part of this Updating Summary Prospectus. They include additional information about the Policies and the Separate Account. You can find these documents on line at dfinview.com/metlife/tahd/MET000243. For a free copy of the Prospectus and SAI, to receive free personalized illustrations of death benefits and Cash Values, and to request other information about the Policy, please call (800) 756-0124, send an email request to GVUL-eservice@metlifecommercial.com or write to us at our Administrative Office. The mailing address for our Administrative Office is: MetLife GVUL; Suite 600; 11330 Olive Boulevard; St. Louis, MO 63141.
EDGAR ID: C000034608

April 28, 2025
Updating Summary Prospectus for Investors in Group and Individual Flexible Premium Variable Life Insurance Policies (Morgan Stanley)
Issued by Paragon Separate Account B of
Metropolitan Life Insurance Company
This Updating Summary Prospectus summarizes key features of group flexible premium variable life insurance policies (the “Group Contracts”) and the Certificates issued under the Group Contract (the “Policies”) of Metropolitan Life Insurance Company (“Metropolitan Life,” “MetLife,” “we,” “our,” “us” or the “Company”).
The Prospectus for the Policies contains more information about the Policies, including features, benefits, and risks. You can find the current Prospectus and other information about the Policies online at https://dfinview.com/metlife/tahd/MET000231. You can also obtain this information at no cost by calling (800) 756-0124 or by sending an email request to GVUL-eservice@metlifecommercial.com.
Additional information about certain investment products, including variable life insurance contracts, has been prepared by the Securities and Exchange Commission’s staff and is available at Investor.gov.
Interests in the Separate Account, the Portfolios and the General Account are not deposits or obligations of, or insured or guaranteed by, the U.S. Government, any bank or other depository institution including the Federal Deposit Insurance Corporation (“FDIC”), the Federal Reserve Board or any other agency or entity or person. MetLife’s obligations under the Policy are subject to its financial strength and claims-paying ability.
The Securities and Exchange Commission ( “SEC”) has not approved or disapproved the Policy or determined that this Prospectus is adequate or complete. Any representation to the contrary is a criminal offense.

2

UPDATED INFORMATION ABOUT YOUR POLICY
The information in this Updating Summary Prospectus is a summary of certain Policy features that have changed since you last received the Prospectus dated April 29, 2024. This may not reflect all of the changes that have occurred since you entered into your Policy:
●
For changes in the names of certain Portfolios and any other changes to the Portfolios please refer to Appendix A.
●
For updated portfolio expense information please refer to “Important Information You Should Consider About the Policy” and Appendix A.
●
For updated Portfolio performance information please refer to Appendix A.
IMPORTANT INFORMATION YOU SHOULD CONSIDER ABOUT THE POLICY
	FEES AND EXPENSES			LOCATION IN PROSPECTUS
Charges for Early Withdrawals	None			—
Transaction Charges
You may be subject to transaction charges that may apply if you surrender your Policy or make a partial withdrawal. You also may be charged for other transactions, such as when you make a premium payment, transfer Cash Value between investment options, or
exercise your Accelerated Death Benefit Settlement Option Rider.
“Charges and Deductions — Transaction Charges”
Ongoing Fees and Expenses (annual charges)
In addition to charges described above, an investment in the Policy is subject to certain ongoing fees and expenses, including a mortality and expense risk charge and a monthly deduction covering the cost of insurance under the Policy, monthly administrative charge and optional benefits added by rider, and such fees and expenses are set based on characteristics of the Insured (e.g., the age and rate class of the covered person) as well as the Group characteristics. Please refer to the specifications page of your Policy for applicable rates.

You will also bear expenses associated with the Portfolios available under your Policy, as shown in the following table:
“Charges and Deductions — Monthly Deduction” “Charges and Deductions — Mortality and Expense Risk Charge” “Charges and Deductions — Portfolio Charges and Expenses”
	ANNUAL FEE	MIN.	MAX
	Investment options ( Portfolio fees and expenses)	0.40%	1.79%
	RISKS			LOCATION IN PROSPECTUS
Risk of Loss	You can lose money by investing in the Policy, including loss of principal.			“Principal Risks”
Not a Short-Term Investment
The Policies are designed to provide insurance protection. They should not be used as a short-term investment or if you need ready access to cash, because you will be charged when you make
premium payments and you will also pay a transaction fee on partial withdrawals. In addition, withdrawals may be subject to ordinary income tax and tax penalties.
“Principal Risks”
3

	RISKS	LOCATION IN PROSPECTUS
Risks Associated with Investment Options
An investment in this Policy is subject to the risk of poor investment performance and can vary depending on the performance of the
Portfolios available under the Policy. Each investment option has its own unique risks. You should review the investment options before making an investment decision.
“Principal Risks”
Insurance Company Risks
Investments in the Policy are subject to the risks related to
Metropolitan Life including any obligations, guarantees, and benefits of the Policy, including any death benefit, which are subject to the claims paying ability of Metropolitan Life. If Metropolitan Life experiences financial distress, it may not be able to meet its obligations to you. More information about Metropolitan Life, including its financial strength ratings, is available upon request by calling (800) 756-0124 or visiting: https://www.metlife.com/about-us/
corporate-profile/ratings.
“Principal Risks”
Contract Lapse
Your Policy may lapse if you have paid an insufficient amount of premiums or if the investment experience of the Portfolios is poor and the Cash Surrender Value under your Policy is insufficient to cover the monthly deduction. Lapse of a Policy on which there is an outstanding loan may have adverse tax consequences. If the Policy lapses, no death benefit will be paid. A Policy may be reinstated if the conditions for reinstatement are met including the payment of required premiums.
“Principal Risks”
	RESTRICTIONS	LOCATION IN PROSPECTUS
Investments
At the present time, no charge is assessed against the Cash Value of a Policy when amounts are transferred among the Divisions of the
Separate Account , but we reserve the right to impose a charge of $25 to cover administrative costs incurred in processing any transfer in excess of 12 in a Policy year. Policy owners may transfer Cash Value between and among the Divisions. Restrictions may apply to
frequent transfers.

Metropolitan Life reserves the right to remove or substitute portfolio companies as investment options that are available under the Policy.
“Policy Benefits — Transfers”
Optional Benefits	Rider availability is subject to your Employer making the rider available. You should check with your Employer regarding the availability of riders.	“Features of the Policy — Additional Benefits and Riders”
	TAXES	LOCATION IN PROSPECTUS
Tax Implications
Consult with a tax professional to determine the tax implications of an investment in and payments received under this Policy.

Withdrawals may be subject to ordinary income tax, and may be subject to tax penalties.

Lapse of a Policy on which there is an outstanding loan may have adverse tax consequences.
“Federal Tax Matters”
4

	CONFLICTS OF INTEREST	LOCATION IN PROSPECTUS
Investment Professional Compensation
Your investment professional may receive compensation relating to your ownership of a Policy, both in the form of commissions and continuing payments. These investment professionals may have a financial incentive to offer or recommend the Policy over another investment.
“Distribution of the Policies”
Exchanges
Some investment professionals may have a financial incentive to offer you a new policy in place of your current Policy. You should only exchange your Policy if you determine, after comparing the features, fees, and risks of both policies, that it is better for you to purchase the new policy rather than continue to own your existing
Policy .
“Distribution of the Policies”
5

GLOSSARY
Administrative Office — The service office of the Company. The mailing address is: MetLife GVUL; Suite 600; 11330 Olive Boulevard; St. Louis, MO 63141. Unless another location is specified, all applications, notices and requests should be directed to the Administrative Office at the address above or, if permitted, by facsimile (also referred to as “fax”), email or through the Internet. You may also contact us for information at (800) 756-0124.
Attained Age — The Issue Age of the Insured plus the number of completed Policy Years.
Associated Companies — The companies listed in a Group Contract’s specifications pages that are under common control through stock ownership, contract or otherwise, with the Contractholder.
Beneficiary — The person(s) named in a Policy or by later designation to receive Policy proceeds in the event of the Insured’s death. A Beneficiary may be changed as set forth in the Policy and this Prospectus. Unless otherwise stated in the Policy , the Beneficiary has no rights in a Policy before the death of the Insured. If there is more than one Beneficiary at the death of the Insured, each will receive equal payments unless otherwise provided by the Owner.
Cash Value — The total amount that a Policy provides for investment at any time. It is equal to the total of the amounts credited to the Owner in the Separate Account and in the Loan Account.
Cash Surrender Value — The Cash Value of a Policy on the date of surrender, less any Indebtedness , any accrued and unpaid monthly deduction and any applicable transaction charge.
Certificate  — A document issued to Owners of Policies issued under Group Contracts, setting forth or summarizing the Owner’s rights and benefits.
Contractholder — The Employer, association, sponsoring organization or trust that is issued a Group Contract.
Division — A subaccount of the Separate Account . Each Division invests exclusively in an available underlying Portfolio .
Effective Date — The actual date coverage shall take effect which will be on or after the Issue Date.
Employee — A person who is employed and paid for services by an Employer on a regular basis. To qualify as an Employee, a person ordinarily must work for an Employer at least 30 hours per week. MetLife may waive or modify this requirement at its discretion. An Employee may also include an independent contractor acting in many respects as an Employee with a sponsoring Employer. An Employee may include a partner in a partnership if the Employer is a partnership.
Employer — The employer, association, or sponsoring organization that is issued a Group Contract.
Face Amount — The minimum death benefit under the Policy so long as the Policy remains in force.
Fund — An underlying mutual fund in which the Separate Account assets are invested.
Group Contract — A group flexible premium variable life insurance contract issued to the Contractholder by the Company.
Indebtedness — The sum of all unpaid Policy Loans and accrued interest charged on loans.
6

Individual Insurance — Insurance provided under a Group Contract or under an Individual Policy issued in connection with an Employer-sponsored insurance program on an Employee.
Insured — The person whose life is insured under a Policy.
Investment Start Date — The date the initial premium is applied to the Divisions of the Separate Account . This date is the later of the Issue Date or the date the initial premium is received at our Company’s Administrative Office.
Issue Age — The Insured’s Age as of the date the Policy is issued.
Issue Date — The Issue Date is the date from which Policy Anniversaries , Policy Years, and Policy Months are measured.
Loan Account — The account of the Company to which amounts securing Policy Loans are allocated. It is a part of the Company’s general account assets.
Loan Value — The maximum amount that may be borrowed under a Policy after the first Policy Anniversary.
Maturity Date — The Policy Anniversary on which the Insured reaches Attained Age 95.
Monthly Anniversary — The same date in each succeeding month as the Issue Date except that whenever the Monthly Anniversary falls on a date other than a Valuation Date, the Monthly Anniversary will be deemed the next Valuation Date. If any Monthly Anniversary would be the 29th, 30th, or 31st day of a month that does not have that number of days, then the Monthly Anniversary will be the last day of that month.
Net Premium — The premium less any premium expense charge, any charge to compensate us for anticipated higher corporate income taxes resulting from the sale of a Policy, and any charge for premium taxes.
Owner (or you) — The Owner of a Policy, as designated in the application or as subsequently changed.
Policy — Either the Certificate or the Individual Policy offered by the Company and described in this Prospectus. Under Group Contracts, the Policy may be issued on the Employee.
Policy Anniversary — The same date each year as the Issue Date .
Policy Month — A month beginning on the Monthly Anniversary .
Policy Year — A period beginning on a Policy Anniversary and ending on the day immediately preceding the next Policy Anniversary.
Portfolio — A portfolio represents a class (or series) of stock of a Fund in which a Division's assets are invested.
SEC (or the Commission) — The Securities and Exchange Commission.
Separate Account — Paragon Separate Account B, a separate investment account established by the Company to receive and invest the Net Premiums paid under the Policy.
Valuation Date — Each day that the New York Stock Exchange is open for regular trading.
Valuation Period — The period between two successive Valuation Dates, commencing at the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern Time) on a Valuation Date and ending at the close of regular trading on the New York Stock Exchange on the next succeeding Valuation Date.
7

APPENDIX A: PORTFOLIOS AVAILABLE UNDER THE POLICY
The following is a list of the Portfolios currently available under the Policy. More information about the Portfolios is available in the prospectuses for the Portfolios , which may be amended from time to time and can be found online at dfinview.com/metlife/tahd/MET000231. You can also request this information at no cost by calling (800) 756-0124 or by sending an email request to GVUL-eservice@metlifecommercial.com.
The current expenses and performance information below reflects fees and expenses of the Portfolios, but does not reflect the other fees and expenses that the Policy may charge. Expenses would be higher and performance would be lower if these other charges were included. Each Portfolio’s past performance is not necessarily an indication of future performance.
FUND TYPE	PORTFOLIO AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2024)
			1 YEAR	5 YEAR	10 YEAR
US Fixed Income	BlackRock Ultra-Short Term Bond Portfolio* - Class A Brighthouse Investment Advisers, LLC Subadviser: BlackRock Advisors, LLC	0.37%	5.11%	2.34%	1.68%
Allocation	Global Strategist Portfolio* - Class I Morgan Stanley Investment Management Inc. Subadviser: Morgan Stanley Investment Management Limited	0.90%	7.47%	4.12%	4.45%
US Equity	Growth Portfolio* - Class I Morgan Stanley Investment Management Inc.	0.57%	46.59%	13.61%	15.54%
US Equity	Invesco V.I. Diversified Dividend Fund - Series I Invesco Advisers, Inc.	0.68%	13.22%	7.64%	7.83%
Allocation	Invesco V.I. Equity and Income Fund - Series I Invesco Advisers, Inc.	0.57%	12.12%	8.38%	7.36%
Global Equity	Invesco V.I. Global Core Equity Fund - Series I Invesco Advisers, Inc. Subadviser: Invesco Canada Ltd.	0.99%	16.85%	7.85%	7.19%
US Fixed Income	Invesco V.I. High Yield Fund - Series I Invesco Advisers, Inc.	0.89%	7.73%	2.97%	3.81%
*
The Portfolio is subject to an expense reimbursement or fee waiver arrangement. The annual expenses shown reflect temporary fee reductions.
The fee and expense information regarding the Portfolios was provided by those Portfolios.
A-1

Managing your variable life policy just got easier. We’re excited to share our enhanced website with you. Login or register today at online.metlife.com and enjoy a more convenient way to manage your policy and sign-up for eDelivery!
To learn more about the Policy, you should read the Prospectus and SAI dated the same date as this Updating Summary Prospectus, which are incorporated herein by reference and are legally a part of this Updating Summary Prospectus. They include additional information about the Policies and the Separate Account. You can find these documents on line at dfinview.com/metlife/tahd/MET000231. The SAI is available, without charge, upon request. For a free copy of the Prospectus and SAI, to receive free personalized illustrations of death benefits and Cash Values, and to request other information about the Policy, please call (800) 756-0124, send an email request to GVUL-eservice@metlifecommercial.com or write to us at our Administrative Office. The mailing address for our Administrative Office is: MetLife GVUL; Suite 600; 11330 Olive Boulevard; St. Louis, MO 63141.
EDGAR ID: C000034610

April 28, 2025
Updating Summary Prospectus For Investors In Group Variable Universal Life Insurance Policies And Certificates (Metflex GVUL C)
Issued by Paragon Separate Account B of
Metropolitan Life Insurance Company
This Updating Summary Prospectus summarizes key features of group variable universal life insurance policies (the “Group Policies”) and the certificates issued under the Group Policies (the “ Certificates”) of Metropolitan Life Insurance Company (“Metropolitan Life,” “MetLife,” “we,” “our,” “us” or the “Company”).
The Prospectus for the Certificates contains more information about the Certificates, including features, benefits, and risks. You can find the current Prospectus and other information about the Certificates online at
https://dfinview.com/metlife/tahd/MET000249. You can also obtain this information at no cost by calling (800) 756-0124 or by sending an email request to GVUL-eservice@metlifecommercial.com.
Additional information about certain investment products, including variable life insurance contracts, has been prepared by the Securities and Exchange Commission’s staff and is available at Investor.gov.
Interests in the Separate Account, the Portfolios and the Fixed Account are not deposits or obligations of, or insured or guaranteed by, the U.S. Government, any bank or other depository institution including the Federal Deposit Insurance Corporation (“FDIC”), the Federal Reserve Board or any other agency or entity or person. MetLife’s obligations under the Certificate are subject to its financial strength and claims-paying ability.
The Securities and Exchange Commission (“ SEC”) has not approved or disapproved the Certificate or determined that this Prospectus is adequate or complete. Any representation to the contrary is a criminal offense.

2

UPDATED INFORMATION ABOUT YOUR CERTIFICATE
The information in this Updating Summary Prospectus is a summary of certain Certificate features that have changed since you last received the Prospectus dated April 29, 2024. This may not reflect all of the changes that have occurred since you entered into your Certificate .
●
For changes in the names of certain Portfolios and any other Portfolio changes please refer to Appendix A.
●
For updated Portfolio expense information please refer to “Important Information You Should Consider About the Certificate” and Appendix A.
●
For updated Portfolio performance information please refer to Appendix A.
IMPORTANT INFORMATION YOU SHOULD CONSIDER ABOUT THE CERTIFICATE
	FEES AND EXPENSES			LOCATION IN PROSPECTUS
Charges for Early Withdrawals	None			—
Transaction Charges
You may be subject to transaction charges that may apply if you surrender your Certificate or make a partial withdrawal. You also may be charged for other transactions, such as when you make a premium payment, transfer Cash Value between investment options, or exercise your Accelerated Benefits Rider.
“Charges and Deductions — Transaction Charges”
Ongoing Fees and Expenses (annual charges)
In addition to charges described above, an investment in the
Certificate is subject to certain ongoing fees and expenses, including a mortality and expense risk charge and a monthly deduction
covering the cost of insurance under the Certificate, monthly administrative charge and optional benefits added by rider, and such fees and expenses are set based on characteristics of the Insured
(e.g., the age and rate class of the covered person) as well as the
Group Contract characteristics. Please refer to the specifications page of your Certificate for applicable rates.
You will also bear expenses associated with the Portfolios available under your Certificate, as shown in the following table:
“Charges and Deductions — Monthly Deduction” “Charges and Deductions — Mortality and Expense Risk Charge” “Charges and Deductions — Portfolio Charges and Expenses”
	ANNUAL FEE	MIN	MAX
	Investment options ( Portfolio fees and expenses)	0.28%	0.86%
	RISKS			LOCATION IN PROSPECTUS
Risk of Loss	You can lose money by investing in the Certificate, including loss of principal.			“Principal Risks”
Not a Short-Term Investment
The Certificates are designed to provide insurance protection. They should not be used as a short-term investment or if you need ready access to cash, because you will be charged when you make
premium payments and you will also pay a transaction fee on partial withdrawals. In addition, withdrawals may be subject to ordinary income tax and tax penalties.
“Principal Risks”
3

	RISKS	LOCATION IN PROSPECTUS
Risks Associated with Investment Options
An investment in this Certificate is subject to the risk of poor investment performance and can vary depending on the
performance of the Portfolios available under the Certificate. Each investment option (including any Fixed Account investment option)
has its own unique risks. You should review the investment options before making an investment decision.
“Principal Risks”
Insurance Company Risks
Investments in the Certificate are subject to the risks related to
Metropolitan Life, including any obligations (including under any
Fixed Account investment option), guarantees, and benefits of the
Certificate, including any death benefit, which are subject to the claims paying ability of Metropolitan Life. If Metropolitan Life experiences financial distress, it may not be able to meet its obligations to you. More information about Metropolitan Life, including its financial strength ratings, is available upon request by calling (800) 756-0124 or visiting: https://www.metlife.com/about-us/
corporate-profile/ratings.
“Principal Risks”
Contract Lapse
Your Certificate may lapse if you have paid an insufficient amount of premiums or if the investment experience of the Portfolios is poor and the Cash Surrender Value under your Certificate is insufficient to cover the monthly deduction. Lapse of a Certificate on which there is an outstanding loan may have adverse tax consequences. If the Certificate lapses, no death benefit will be paid. A Certificate may be reinstated if the conditions for reinstatement are met including the payment of required premiums.
“Principal Risks”
	RESTRICTIONS	LOCATION IN PROSPECTUS
Investments
At the present time, no charge is assessed against the Cash Value of a Certificate when amounts are transferred among the Divisions of the Separate Account and between the Divisions and the Fixed
Account, but we reserve the right to impose a charge of $25 to cover administrative costs incurred in processing any transfer in excess of
12 in a Certificate year. Certificate Owners may transfer Cash Value between and among the Divisions and the Fixed Account. The
maximum amount that can be withdrawn in any Certificate Year
(through partial withdrawals or transfers) from the Fixed Account is
25% of the largest amount in the Fixed Account over the last four
Certificate Years (or since the Effective Date of the Certificate if the
Certificate has been in effect for less than four Certificate Years).
We are currently not enforcing this restriction for partial
withdrawals. Restrictions may apply to frequent transfers.
Metropolitan Life reserves the right to remove or substitute portfolio companies as investment options that are available under the
Certificate .
“Certificate Benefits — Transfers”
Optional Benefits
Benefit availability is subject to your Employer making the benefit available. Depending upon your Employer’s requirements, certain
Certificate benefits may only be able to be added to in force
Certificates during the Employer’s annual enrollment. With respect to the dependent life benefit coverage ( Spouse coverage or child coverage), depending upon your Employer’s elected benefit, you may also need to be on active status. You should check with your
Employer regarding the availability of benefits and whether you need to be on active status to elect the dependent life benefit coverage (Spouse coverage or child coverage).
“Features of the Certificate — Additional Benefits and Riders”
4

	TAXES	LOCATION IN PROSPECTUS
Tax Implications
Consult with a tax professional to determine the tax implications of an investment in and payments received under this Certificate.
Withdrawals may be subject to ordinary income tax, and may be subject to tax penalties.
Lapse of a Certificate on which there is an outstanding loan may have adverse tax consequences.
“Federal Tax Matters”
	CONFLICTS OF INTEREST	LOCATION IN PROSPECTUS
Investment Professional Compensation
Your investment professional may receive compensation relating to your ownership of a Certificate, both in the form of commissions and continuing payments. These investment professionals may have a financial incentive to offer or recommend the Certificate over another investment.
“Distribution of the Group Policy and the Certificates”
Exchanges
Some investment professionals may have a financial incentive to offer you a new policy in place of your current Certificate. You should only exchange your Certificate if you determine, after comparing the features, fees, and risks of both policies, that it is better for you to purchase the new policy rather than continue to own your existing
Certificate.
“Distribution of the Group Policy and the Certificates”
5

GLOSSARY
Administrative Office — The service office of the Company. The mailing address is: MetLife GVUL; Suite 600; 11330 Olive Boulevard; St. Louis, MO 63141. Unless another location is specified, all applications, notices and requests should be directed to the Administrative Office at the address above or, if permitted, by facsimile (also referred to as “fax”), email or through the Internet. You may also contact us for information at (800) 756-0124.
Attained Age —  The Issue Age of the Insured plus the number of completed Certificate Years.
Associated Companies —  The companies listed in a Group Policy’s specifications pages that are under common control through stock ownership, contract or otherwise, with the Employer.
Beneficiary — The person(s) named in a Certificate or by later designation to receive Certificate proceeds in the event of the Insured’s death. A Beneficiary may be changed as set forth in the Certificate and this Prospectus. Unless otherwise stated in the Certificate , the Beneficiary has no rights in a Certificate before the death of the Insured. If there is more than one Beneficiary at the death of the Insured, each will receive equal payments unless otherwise provided by the Owner.
Cash Value — The total amount that a Certificate provides for investment at any time. It is equal to the total of the amounts credited to the Owner in the Separate Account, the Fixed Account, and in the Loan Account.
Cash Surrender Value — The Cash Value of a Certificate on the date of surrender, less any Indebtedness , any accrued and unpaid monthly deduction, and any applicable transaction charge.
Certificate  — A document issued to Owners of Certificates issued under Group Policies, setting forth or summarizing the Owner’s rights and benefits.
Certificate Anniversary —  The same date each year as the Plan Anniversary Date.
Certificate Month — A month beginning on the Monthly Anniversary .
Certificate Year — A period beginning on a Certificate Anniversary and ending on the day immediately preceding the next Certificate Anniversary.
Division — A subaccount of the Separate Account. Each Division invests exclusively in an available underlying Portfolio.
Effective Date of the Certificate — The date on which insurance coverage shall take effect for an Insured .
Employee — A person who is employed and paid for services by an Employer on a regular basis and who is an eligible Employee under the Employer’s Plan. To qualify as an Employee, a person ordinarily must work for an Employer at least 30 hours per week. MetLife may waive or modify this requirement at its discretion. An Employee may include a partner in a partnership if the Employer is a partnership. An Employee may also refer to members of sponsoring organizations.
Employer — The Employer, association, or sponsoring organization that is issued a Group Policy or participates in the Group Policy issued to the trust.
Face Amount — The minimum death benefit under the Certificate so long as the Certificate remains in force.
6

Fixed Account — The Certificate option where your money earns annual interest at a rate that will not be lower than the guaranteed minimum rate in effect on the issue date of your Group Policy, which in no event will be lower than 1%. We may credit higher rates of interest, but are not obligated to do so. The Fixed Account is part of the Company’s General Account. Aspects of the Fixed Account are briefly summarized in order to give a better understanding of how the Policy functions.
Fund – An underlying mutual fund in which the Separate Account assets are invested.
General Account — The assets of Metropolitan Life other than those allocated to the Separate Account or any other separate account.
Group Policy — A group variable universal life insurance policy issued by the Company to the Employer or to the MetLife Group Insurance Trust or similar trust.
Indebtedness — The sum of all unpaid Certificate Loans and accrued interest charged on loans.
Insurance — Insurance provided under a Group Policy on an Employee or an Employee’s Spouse.
Insured —  The person whose life is insured under a Certificate.
Investment Start Date — The date the initial premium is applied to the Fixed Account and/or to the Divisions of the Separate Account. This date is the later of the Effective Date of the Certificate or the date the initial premium is received at our Company’s Administrative Office.
Issue Age — The Insured’s Age as of the date the Certificate is issued.
Loan Account — The account of the Company to which amounts securing Certificate Loans are allocated. It is a part of the Company’s General Account assets.
Loan Value — The maximum amount that may be borrowed under a Certificate.
Maturity Date — The Certificate Anniversary on which the Insured reaches a certain Attained Age, generally 95. In some Plans, the Attained Age may be later than 95. Please refer to the specifications page of your Certificate for the Attained Age that applies to your Certificate. (Also the final date of the Certificate ).
Monthly Anniversary — The same date in each succeeding month as the Effective Date of the Certificate except that whenever the Monthly Anniversary falls on a date other than a Valuation Date, the Monthly Anniversary will be deemed the next Valuation Date. If any Monthly Anniversary would be the 29th, 30th, or 31st day of a month that does not have that number of days, then the Monthly Anniversary will be the last day of that month.
Net Premium — The premium less any premium charges.
Owner (or you) — The Owner of a Certificate, as designated in the application or as subsequently changed.
Plan — The Group Variable Universal Life Insurance Plan for Employees of the Employer provided under a Group Policy issued directly to the Employer or through participation of the Employer in the Group Policy issued to the MetLife Group Insurance Trust or similar trust.
Plan Anniversary Date — The Effective Date of the Plan set forth on the specifications page of your Certificate .
Portfolio — A portfolio represents a class (or series) of stock of a Fund in which a Division's assets are invested.
7

SEC (or the Commission) — The Securities and Exchange Commission.
Separate Account — Paragon Separate Account B, a separate investment account established by the Company to receive and invest the Net Premiums paid under the Certificate.
Spouse — An Employee’s legal spouse.
Valuation Date — Each day that the New York Stock Exchange is open for regular trading.
Valuation Period — The period between two successive Valuation Dates , commencing at the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern Time) on a Valuation Date and ending at the close of regular trading on the New York Stock Exchange on the next succeeding Valuation Date.
8

APPENDIX A: PORTFOLIOS AVAILABLE UNDER THE CERTIFICATE
The following is a list of the Portfolios currently available under the Certificate . More information about the Portfolios is available in the prospectuses for the Portfolios, which may be amended from time to time and can be found online at dfinview.com/metlife/tahd/MET000249. You can also request this information at no cost by calling (800) 756-0124 or by sending an email request to GVUL-eservice@metlifecommercial.com.
The current expenses and performance information below reflects fees and expenses of the Portfolios, but does not reflect the other fees and expenses that the Certificate may charge. Expenses would be higher and performance would be lower if these other charges were included. Each Portfolio’s past performance is not necessarily an indication of future performance.
FUND TYPE	PORTFOLIO AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2024)
			1 YEAR	5 YEAR	10 YEAR
International Equity	American Funds New World Fund®* - Class 1 Capital Research and Management CompanySM	0.57%	6.86%	4.80%	6.49%
US Fixed Income	American Funds U.S. Government Securities Fund* - Class 1 Capital Research and Management CompanySM	0.25%	0.99%	0.39%	1.36%
US Equity	BlackRock Capital Appreciation Portfolio* - Class A Brighthouse Investment Advisers, LLC Subadviser: BlackRock Advisors, LLC	0.56%	31.99%	16.00%	15.07%
US Fixed Income	BlackRock Ultra-Short Term Bond Portfolio* - Class A Brighthouse Investment Advisers, LLC Subadviser: BlackRock Advisors, LLC	0.37%	5.11%	2.34%	1.68%
US Equity	Brighthouse/Wellington Large Cap Research Portfolio* - Class A Brighthouse Investment Advisers, LLC Subadviser: Wellington Management Company LLP	0.54%	21.69%	13.51%	12.46%
Target Date	Freedom 2020 Portfolio - Initial Class Fidelity Management & Research Company LLC	0.46%	7.71%	5.15%	6.02%
Target Date	Freedom 2030 Portfolio - Initial Class Fidelity Management & Research Company LLC	0.51%	9.41%	6.50%	7.30%
Target Date	Freedom 2040 Portfolio - Initial Class Fidelity Management & Research Company LLC	0.59%	13.10%	9.10%	8.95%
Target Date	Freedom 2050 Portfolio - Initial Class Fidelity Management & Research Company LLC	0.61%	13.83%	9.34%	9.06%
Target Date	Freedom 2060 Portfolio - Initial Class Fidelity Management & Research Company LLC	0.61%	13.89%	9.35%	—
Global Equity	Invesco Global Equity Portfolio* - Class A Brighthouse Investment Advisers, LLC Subadviser: Invesco Advisers, Inc.	0.58%	16.42%	9.71%	10.10%
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FUND TYPE	PORTFOLIO AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2024)
			1 YEAR	5 YEAR	10 YEAR
US Fixed Income	Limited-Term Bond Portfolio* - T. Rowe Price Associates, Inc. (T. Rowe Price or Price Associates) Subadviser: T. Rowe Price Hong Kong Limited, T. Rowe Price International Ltd	0.50%	4.96%	1.97%	1.81%
US Equity	Loomis Sayles Growth Portfolio* - Class A Brighthouse Investment Advisers, LLC Subadviser: Loomis, Sayles & Company, L.P.	0.55%	34.47%	18.33%	12.15%
US Fixed Income	MetLife Aggregate Bond Index Portfolio* - Class A Brighthouse Investment Advisers, LLC Subadviser: MetLife Investment Management, LLC	0.27%	0.89%	-0.61%	1.09%
US Equity	MetLife Mid Cap Stock Index Portfolio - Class A Brighthouse Investment Advisers, LLC Subadviser: MetLife Investment Management, LLC	0.30%	13.59%	10.04%	9.41%
International Equity	MetLife MSCI EAFE® Index Portfolio - Class A Brighthouse Investment Advisers, LLC Subadviser: MetLife Investment Management, LLC	0.38%	3.32%	4.47%	5.04%
US Equity	MetLife Russell 2000® Index Portfolio - Class A Brighthouse Investment Advisers, LLC Subadviser: MetLife Investment Management, LLC	0.31%	11.29%	7.27%	7.78%
US Equity	MetLife Stock Index Portfolio* - Class A Brighthouse Investment Advisers, LLC Subadviser: MetLife Investment Management, LLC	0.26%	24.67%	14.23%	12.82%
Allocation	MFS® Total Return Portfolio* - Class A Brighthouse Investment Advisers, LLC Subadviser: Massachusetts Financial Services Company	0.62%	7.78%	6.16%	6.51%
US Equity	MFS® Value Portfolio* - Class A Brighthouse Investment Advisers, LLC Subadviser: Massachusetts Financial Services Company	0.58%	11.91%	8.23%	8.89%
US Fixed Income	Western Asset Management Strategic Bond Opportunities Portfolio* - Class A Brighthouse Investment Advisers, LLC Subadviser: Western Asset Management Company, LLC	0.56%	4.88%	1.01%	2.95%
*
The Portfolio is subject to an expense reimbursement or fee waiver arrangement. The annual expenses shown reflect temporary fee reductions.
The fee and expense information regarding the Portfolios was provided by those Portfolios.
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To learn more about the Certificate, you should read the Prospectus and SAI dated the same date as this Updating Summary Prospectus which are incorporated herein by reference and are legally a part of this Updating Summary Prospectus. They include additional information about the Certificates and the Separate Account . You can find these documents online at dfinview.com/metlife/tahd/MET000249. The SAI is available, without charge, upon request. For a free copy of the Prospectus and SAI, to receive free personalized illustrations of death benefits and Cash Values, and to request other information about the Certificate, please call (800) 756-0124, send an email request to GVUL-eservice@metlifecommercial.com or write to us at our Administrative Office. The mailing address for our Administrative Office is: MetLife GVUL; Suite 600; 11330 Olive Boulevard; St Louis, MO 63141.
EDGAR ID: C000034609